                            Registration No. 2-75412

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Post-Effective Amendment No. 18

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                Amendment No. 18
                                              --

           Massachusetts Mutual Variable Annuity Separate Account 1
           --------------------------------------------------------
                          (Exact Name of Registrant)

                 Massachusetts Mutual Life Insurance Company
                 -------------------------------------------
                              (Name of Depositor)

              1295 State Street, Springfield, Massachusetts 01111
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                 (413) 788-8411

                               Thomas F. English
                   ----------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485.
------

   X   on May 1, 1999 pursuant to paragraph (b) of Rule 485.
------
       60 days after filing pursuant to paragraph (a) of Rule 485.
------
       on (date) pursuant to paragraph (a) of Rule 485.
------

If appropriate, check the following box:
______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1998 was filed on or about March 22, 1999.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4


 N-4 Item                               Caption in Prospectus
 --------                               ---------------------
 1......................................Cover Page

 2......................................Index of Special Terms

 3......................................Table of Fees and Expenses


 4......................................Condensed Financial Information;
                                        Performance

 5......................................The Company; Investment Choices

 6......................................Expenses; Distributors

 7......................................Ownership; Purchasing a Contract; Voting
                                        Rights; Reservation of Rights; Contract
                                        Value; Cover Page

 8......................................The Income Phase

 9......................................Death Benefit

 10.....................................The Accumulation Phase; Distributors

 11.....................................Highlights; Withdrawals

 12.....................................Taxes

 13.....................................Legal Proceedings

 14.....................................Additional Information

                                        Caption in Statement of
                                        Additional Information
 15.....................................Cover Page

 16.....................................Table of Contents

 17.....................................General Information

 18.....................................Distribution and Administration; Experts

 19.....................................Purchase of Securities Being Offered

 20.....................................Distribution and Administration

 21.....................................Performance Measures

 22.....................................Contract Value Calculations and Annuity
                                        Payments

 23.....................................Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 1
(For Tax Qualified Arrangements)

Massachusetts Mutual Variable Annuity Separate Account 2
(For Non-Tax Qualified Arrangements)

Flex-Annuity

This prospectus describes the Flex-Annuity individual flexible purchase payment variable annuity contracts offered by Massachusetts Mutual Life Insurance Company. The contracts provide for accumulation of contract value and annuity payments on a fixed and variable basis.

You, the contract owner, have four investment choices in these contracts. The following four funds are offered through our separate accounts, Massachusetts Mutual Variable Annuity Separate Account 1 and Massachusetts Mutual Variable Annuity Separate Account 2.

MML Series Investment Fund
o   MML Equity Fund
o   MML Money Market Fund
o   MML Managed Bond Fund
o   MML Blend Fund

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Flex-Annuity contracts.

To learn more about the Flex-Annuity contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. We filed the SAI with the Securities and Exchange Commission (SEC), and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 25 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800)-366-8226 or write to:
Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.

The contracts:
o are not bank deposits.
o are not federally insured.
o are not endorsed by any bank or governmental agency.
o are not guaranteed and may be subject to loss of principal.

The SEC has not approved these contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 1999.

Table Of Contents

Highlights                                        4

Table of Fees and Expenses                        5

The Company                                       7

The Flex-Annuity Contract                         7

General Overview                                  7

Ownership of the Contact                          8
   Owner                                          8
   Annuitant                                      8
   Beneficiary                                    8

Purchase Payments                                 9
   How Contracts Were Purchased                   9
   Allocation of Purchase Payments               11

Investment Choices                               10
   The Separate Account                          10
   The Funds                                     10

Contract Value                                   11
   Accumulation Units                            11
   Transfers                                     11
      Transfers During the
      Accumulation Phase                         11
      Transfers During the Income Phase          11
   Withdrawals                                   11

Expenses                                         13
   Insurance Charge                              13
   Administrative Charge                         13
   Contingent Deferred Sales Charge              13
      Free Withdrawals                           15
   Premium Taxes                                 15
   Transfer Fee                                  15
   Income Taxes                                  15
   Fund Expenses                                 15

The Income Phase                                 16
   Fixed Annuity Payments                        16
   Variable Annuity Payments                     17
   Annuity Unit Value                            17
   Annuity Options                               17
   Payments After Death of an Annuitant          18

Payments on Death                                19

Taxes                                            20
   Annuity Contracts in General                  20
   Qualified and Non-Qualified Contracts         20
   Withdrawals - Non-Qualified Contracts         20
   Withdrawals - Qualified Contracts             21
   Withdrawals - Tax Sheltered Annuities         21
   Withdrawals - Texas Optional
      Retirement Program                         22

Other Information                                23
   Performance                                   23
      Standardized Total Returns                 23
      Nonstandard Total Returns                  23
      Yield and Effective Yield                  23
   Year 2000                                     23
   Distributors                                  24
   Assignment                                    24
   Voting Rights                                 24
   Reservation of Rights                         24
   Suspension of Payments or Transfers           24
   Legal Proceedings                             24
   Financial Statements                          24

Additional Information                           25

Appendix A -
Condensed Financial Information                 A-1

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                       Page

Accumulation Phase                        7

Accumulation Unit                        11

Annuitant                                 8

Annuity Options                          17

Annuity Payments                         16

Annuity Service Center           Cover Page

Annuity Unit Value                       17

Contract Anniversary                     13

Free Withdrawal                          15

Income Phase                              7

Maturity Date                            16

Non-Qualified                            20

Purchase Payment                          9

Qualified                                20

Separate Accounts                        10

Tax Deferral                              7

Highlights

This prospectus describes the general provisions of the Flex-Annuity variable annuity contracts. We offered the contracts for sale in tax-qualified arrangements and non-tax qualified arrangements.

We no longer offer these contracts for sale to the public. Contract owners may continue, however, to make purchase payments to their contract.

Free Look

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and written request at our Annuity Service Center, plus any amount we deducted from your purchase payment(s). If your state requires it, or if you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or your contract value, plus any amount we deducted from your purchase payment(s). In some states, the period may be longer.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw any part of or all of your contract value, or if on the maturity date of your contract, you elect to receive fixed annuity payments or a lump sum payment.

The amount of the contingent deferred sales charge depends on:

o    the amount of purchase payments you make and

o the length of time between when you make the purchase payments and when you withdraw the value of the accumulation units purchased with them, or when your contract reaches its maturity date and you elect to receive fixed annuity payments or a lump-sum payment.

The contingent deferred sales charge ranges from:

o 11% to 0% on the value of the accumulation units purchased with your first $3,000 of purchase payments,

o 5% to 0% on the value of the accumulation units purchased with your cumulative purchase payments between $3,000 and $35,000, and

o 0% on the value of the accumulation units purchased with your cumulative purchase payments over $35,000.

Federal Income Tax Penalty

If you withdraw any of the contract value from your non-qualified contract, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

o    paid on or after you reach age 59 1/2;

o    paid to your beneficiary after you die;

o paid if you become totally disabled as the term is defined in the Internal Revenue Code;

o paid in a series of substantially equal payments made annually or more frequently for life or a period not exceeding life expectancy;

o    paid under immediate annuity; or

o    that come from purchase payments made prior to August 14, 1982.

The Internal Revenue Code (the Code) treats any withdrawal as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified contracts. Please refer to the Taxes section of this prospectus for more information.

Table Of Fees And Expenses

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase Payments None

Contingent Deferred Sales Load
(as a percentage of the current value of the accumulation units purchased in each level now being withdrawn)

Level   Cumulative Purchase Payments      Contingent Deferred Sales Load

  1     First $3,000                      11% in year purchase payment is made,
                                          decreasing 1% per contract year until
                                          it is 0.

  2     Next $32,000                      5% in year purchase payment made,
                                          decreasing 1% per contract year until
                                          it is 0.

  3     Over $35,000                      0%


Transfer Fee                              None

Annual Administrative Fee                 $35

Separate Account Annual Expenses
(as a percentage of average account
values)

Asset Charge for Mortality and
Expense Risk                              1.25%

Annual Fund Expenses
(as a percentage of average net assets as of December 31, 1998)

                            Management      Other
                              Fees        Expenses       Total
MML Equity Fund*              0.37%        0.00%*        0.37%

MML Money Market Fund*        0.46%        0.03%*        0.49%

MML Managed Bond Fund*        0.45%        0.03%*        0.48%

MML Blend Fund*               0.37%        0.00%*        0.37%

*We have agreed to bear the expenses of these Funds (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of these Funds through April 30, 2000. We do not expect that we will be required to reimburse any expenses of these Funds due to this undertaking in 1999.

Examples

The following examples are designed to help you understand the expenses in the contract. The examples show the cumulative expenses you would pay assuming you invested $1,000 in a contract and allocated all of it to a fund that earned 5% each year. All the expenses shown in the table of fees and expenses, including the annual fund expenses, are assumed to apply.

If you fully withdraw all of
your money at end of year:             1            3           5           10

MML Equity Division                   $103         $140        $158        $217

MML Money Market Division             104          143         164         230

MML Managed Bond Division             104          143         163         229

MML Blend Division                    103          140         158         218

If you do not withdraw all of
your contract value at end of year:    1            3           5           10

MML Equity Division                   18           55          94          205

MML Money Market Division             19           58          101         218

MML Managed Bond Division             19           58          100         217

MML Blend Division                    18           55          94          205

The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur. The table reflects expenses of the separate account and the funds.

The examples reflect the $35 annual administrative fee, pro-rated for an average contract value of $29,167.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

The Company

Massachusetts Mutual Life Insurance Company (MassMutual), 1295 State Street, Springfield, Massachusetts, is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. MassMutual is currently licensed to transact life, accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada.

MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998.

The Flex-Annuity Contracts

General Overview

Flex-Annuity is a contract between you, the owner and us, MassMutual. The contracts are intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is in the future. The Flex-Annuity contracts, like all deferred annuity contracts, have two phases - the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments that begin on the maturity date. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

You are not taxed on contract earnings until you take money from your contract. This is known as tax deferral.

The contracts are called variable annuities because you can choose to allocate your purchase payment(s) among four funds. The amount of money you are able to accumulate in your contract during the accumulation phase depends on the investment performance of the funds you select.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

Contracts issued by Separate Account 1 are designed for use in retirement plans which qualify for special federal tax treatment under the Code. The following are the types of plans for which the contracts are suitable:

o pension and profit-sharing plans qualified under Section 401(a) or 403(a) of the Code, and participant-directed individual account plans under
     Section 404(c) of ERISA. These plans are sometimes referred to as ERISA Plans;

o annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. These plans are sometimes called "Tax Sheltered Annuities" or "TSAs";

o deferred compensation plans for state and local governments and tax-exempt organizations established under the provisions of Section 457 of the Code; and

o Individual Retirement Annuities established in accordance with Section 408 of the Code. These are referred to as IRAs. This also includes IRA's under a Simplified Employee Pension Plan.

Contracts issued by Separate Account 2 were sold for use in retirement plan arrangements other than the qualified plans offered through Separate Account 1. These contracts are referred to as non-qualified.

Ownership Of A Contract

Owner

The owner is named at time of application. The owner of the contract must be the annuitant, except in the following situations where there is:

o a custodian for a minor annuitant under the Uniform Gifts or Transfers to Minors Act;

o    a non-natural person;

o    a trust; or

o    an employer sponsored plan.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary. Subject to any requirements of the Code applicable to your contract, you may change the owner of the contract at any time prior to the maturity date by written request. Changing the owner may result in tax consequences.

Participants under a qualified contract, except for TSAs and IRAs, may not be the contract owner. Therefore, the participants have no ownership rights. Under
Section 457 deferred compensation plans, the state or political subdivision or tax-exempt organization must be the contract owner.


Annuitant

The annuitant is the person on whose life we base annuity payments. The annuitant was named when we issued your contract.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant dies. If an irrevocable beneficiary is named, this beneficiary must consent to the exercise of any contract rights.

You can name different classes of beneficiaries, such as primary or secondary. These classes set the order of payment. There may be more than one beneficiary in a class.

Purchase Payments

How Contracts Were Purchased

The minimum initial purchase payment was:

o $600 divided by the number of installments (not more than 12) which you expected to make each year; or

o $2,000, if you intended to make only one purchase payment over the lifetime of the contract.

You can make additional purchase payments to your contract of at least $25.

We reserve the right to establish a maximum on the total purchase payments you may make to your contract. This maximum will be at least $500,000.

You may make additional purchase payments by:

o mailing your check that clearly indicates your name and contract number to our lockbox:

     MassMutual VA
     P.O. Box 92714
     Chicago, IL 60675-2714

o    instructing your bank to wire transfer funds to:

     Chase Manhattan Bank, New York, New York
     ABA #021000021
     MassMutual Account
     #910-2-517290
     Ref: VA Income Contract #
     Name: (Your Name)

We have the right to reject any purchase payment.

Allocation Of Purchase Payments

If you make additional purchase payments, we will apply them in the same way as you requested on your application, unless you tell us otherwise. We will credit these amounts to your contract on the business day we receive them at our lockbox or Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our lockbox or Annuity Service Center on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Investment Choices

The Separate Accounts

We established two separate accounts: Massachusetts Mutual Variable Annuity Separate Account 1 (Separate Account 1) and Massachusetts Mutual Variable Annuity Separate Account 2 (Separate Account 2). We established these separate accounts to hold the assets that underlie the contracts. We established Separate Account 1 for qualified contracts on April 8, 1981, and Separate Account 2 for non-qualified contracts on October 14, 1981. We have registered both separate accounts with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940.

We own the assets of the separate accounts. However, those separate account assets equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the contracts and not against any other contracts we may issue.

We have divided each separate account into 4 divisions. Each of these divisions invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

The Funds

The contract offers the 4 funds listed below.

MML Series Investment Fund ("MML Trust")

MML Trust is a no-load, open-end, investment company having eight series of shares, each of which has a different investment objective designed to meet different investment needs. Four of the series are available to you. MassMutual serves as the investment adviser to the MML Trust. MassMutual has entered into a subadvisory agreement with David L. Babson and Company, Inc. ("Babson"), a controlled subsidiary of MassMutual. Babson manages the investment of the assets of the MML Equity Fund and the equity sector of the MML Blend Fund.

MML Equity Fund. The MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities

MML Money Market Fund. The MML Money Market Fund seeks to maximize current income, to preserve capital and to maintain liquidity by investing in money market instruments.

MML Managed Bond Fund. The MML Managed Bond Fund seeks a high rate of return, consistent with capital preservation, by investing primarily in investment grade, publicly-traded, fixed income securities.


MML Blend Fund. The MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. Current copies of the fund prospectuses are attached to this prospectus. You should read the information contained in the funds' prospectuses carefully before investing.

Contract Value

Your contract value is your value in the separate account. Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit for each of the funds. Changes in the accumulation unit value reflect the investment performance of the funds as well as the deductions we make for our separate account charges.

The value of an accumulation unit may go up or down from business day to business day. The Statement of Additional Information contains more information on the calculation of contract value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a fund by the value of one accumulation unit for that fund. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal.

We calculate the value of an accumulation unit for each fund after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Blend Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Blend Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Blend Fund.

Transfers

Transfers During the Accumulation Phase

You may transfer all or part of your contract value among the funds without charge. You may not make transfers during the period 30 days before your contract enters the income phase.

You can make transfers by telephone. If you want to use our automatic voice response system, you must submit a written request to obtain a personal identification number (PIN). We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions. We do not offer the telephone transfer service to contracts owned by custodians, guardians or trustees.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Income Phase

We do not permit transfers during the income phase.

Withdrawals

During the accumulation phase you may make either a partial or total withdrawal of your contract value. The Internal Revenue Code imposes special rules in the case of a TSA contract.

If you make a partial withdrawal, you must tell us from which investment choice(s) you want the withdrawal taken. You must withdraw at least $100 or the entire value in a fund, if less. If your request for a partial withdrawal will reduce your contract value to less than $600, we will treat the request as a full withdrawal of your contract value.

Full or partial withdrawals may be subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your contract:

o    less any applicable contingent deferred sales charge;

o    less any applicable premium tax;

o less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank; and

o less an administrative charge if you fully withdraw your contract value on a date other than the contract anniversary.

Your withdrawal is effective on the business day we receive your request at our Annuity Service Center. If we receive your request at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. We will pay any withdrawal amount within 7 days of our receipt of your fully completed written request at our Annuity Service Center unless we are required to suspend or postpone withdrawal payments.

You may receive your withdrawal amount in one lump sum or apply it to one of the payment options offered.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charge

Each business day we deduct an insurance charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. This charge is equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. We refer to this charge as an asset charge. This charge is for:

o the mortality risk associated with the insurance benefits we provide, including our obligation to make annuity payments after the maturity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and

o the expense risk that the current administrative charge and the contingent deferred sales charge will be insufficient to cover the actual cost of administering the contracts.

If the asset charge is not sufficient to cover the actual costs, we will bear the loss. However, we do expect to profit from this charge.

Administrative Charge

On each contract anniversary, we impose an administrative charge against each contract to reimburse us for expenses relating to the issuance and maintenance of the contract. The charge is $35. We may increase this charge, but it will not exceed $50.

We make this deduction from your contract value in proportion to your value in each fund.

Your first contract anniversary is one calendar year from the date we issued your contract.

We also deduct this charge between contract anniversary dates:

o    if you fully withdraw your contract value;

o    on the maturity date; or

o if the annuitant dies while the contract is in the accumulation phase, and the death benefit is the contract value.

We will not assess the administrative charge against any contract purchased with proceeds from:

o a variable annuity contract issued by MassMutual which was subject to an initial sales charge;

o any fixed dollar life insurance or fixed dollar annuity contract issued by MassMutual where such proceeds were not subject to a surrender charge; or

o    a variable annuity contract held under a MassMutual Agent Pension Plan;

if within six months of the purchase of a contract, you had purchased a new contract and kept both contracts in force.

We have set the administrative charge so that we do not profit from this charge.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge if:

o    you withdraw all or part of your contract value, or

o you elect to receive fixed annuity payments on your contract maturity date, or

o    you elect to receive a lump-sum payment on your contract maturity date.

We use this charge to cover certain expenses related to the sale of the contract.

The amount of the contingent deferred sales charge depends on the following two factors:

 1.  The total amount of purchase payments you make, and

 2. The length of time between when you make the purchase payments and when you withdraw them, or when your contract reaches its maturity date.

The contingent deferred sales charge ranges from 11% to 0% on the value of the accumulation units purchased with your first $3,000 of purchase payments. We will assess a contingent deferred sales charge of 11% if you redeem accumulative units in the same contract year you purchased them. This charge decreases 1% each contract year from the date you made the purchase payments.

The contingent deferred sales charge ranges from 5% to 0% on the value of the accumulation units purchased with your cumulative purchase payments between $3,000 and $35,000. We will assess a contingent deferred sales charge of 5% if you redeem accumulation units in the same contract year you purchased them. This charge declines 1% each contract year from the date you made the purchase payments.

We do not assess a contingent deferred sales charge on the value of the accumulation units purchased with your cumulative purchase payments in excess of $35,000.

We will redeem accumulation units with the lowest applicable contingent deferred sales charge first.

The contingent deferred charge is illustrated in the following table:

                 Charge Assessed Against the Value of Accumulation Units
 Full contract   Purchased with:
since purchase
 payments were   First $3,000 of     Next $32,000 of     Cumulative Purchase
  accepted       Purchase Payments   Purchase Payments   Payments over $35,000
    1                 11%                     5%              No Charge

    2                 10%                     4%              No Charge

    3                 9%                      3%              No Charge

    4                 8%                      2%              No Charge

    5                 7%                      1%              No Charge

    6                 6%                  No Charge           No Charge

    7                 5%                  No Charge           No Charge

    8                 4%                  No Charge           No Charge

    9                 3%                  No Charge           No Charge

    10                2%                  No Charge           No Charge

    11                1%                  No Charge           No Charge

 12 or more        No Charge              No Charge           No Charge

The amount of the contingent deferred sales charge we deduct at any time, plus contingent deferred sales charges we previously deducted, will not exceed 8.5% of the total purchase payments you made to that time.

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

 o Against purchase payments made by exchanging a previously issued MassMutual variable annuity contract which was subject to an initial sales charge;

 o Against purchase payments made by exchanging any fixed dollar life insurance or fixed dollar annuity contract issued by MassMutual where such proceeds were not subject to a surrender charge;

 o Against purchase payments made by exchanging a variable annuity contract held under the MassMutual Agent Pension Plan; or

 o Against a contract exchanged for a Flex Extra variable annuity contract issued by MassMutual.

Free Withdrawals

Beginning in the 5th contract year, we will not deduct a contingent deferred sales charge if you redeem up to 10% of the number of accumulation nits in each fund as of the last day of the preceding contract year. You may not carry over any unused portion of this 10% free withdrawal amount to any future contract year.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We currently deduct from any purchase payment any premium tax that is due when purchase payments are made before allocating the payment to your investment choice. However, we will deduct the premium taxes at the time of death, withdrawal of your total contract value, or when annuity payments begin, if state law requires. We do not expect to make a profit from this deduction. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

There is no charge for transfers during the accumulation phase. We do not allow transfers during the income phase.

Income Taxes

We will deduct from the contract any income taxes that we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds, which are described in the attached fund prospectuses. We may enter into certain arrangements under which we are reimbursed by the funds' advisors, distributors and/or affiliates for the administrative services that we provide.

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed or variable annuity payments under one of several annuity options. You also may elect to receive your contract value in one sum. If you elect a fixed annuity payment or a lump-sum payment, we may assess a contingent deferred sales charge against your contract value on the maturity date.

You can choose the month and year in which those payments begin. We call that date the maturity date.

We ask you to choose your maturity date when you purchase your contract. You can defer your maturity date to any allowable date later than your current maturity date provided we receive your written request at our Annuity Service Center at least 90 days before the current maturity date. You can also elect to have an earlier maturity date than the current date in effect, provided that we receive the written request at least 31 days before the new maturity date you elected.

You may elect an annuity option at any time before the maturity date. If you do not elect an annuity option by the maturity date, we will assume that you selected a variable monthly annuity under a life income option with 120 payments guaranteed.

Annuity payments must begin by the earlier of:

1. the contract anniversary nearest to the annuitant's 85th birthday, if you allocate your purchase payments to Separate Account 2;

2. the contract anniversary nearest to the annuitant's 75th birthday, if you allocate your purchase payments to Separate Account 1.

In order to avoid adverse tax consequences, you should begin to take distributions at least equal to the minimum amount required by the IRS, no later than the required beginning date. If your contract is an IRA, that date should be the year you reach age 70 1/2 . For qualified plans and TSAs, that date is the later of your retirement or when you reach age 70 1/2.

At the maturity date, you have the same fund choices that you had during the accumulation phase. If you elect variable annuity payments and do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the maturity date.

After the maturity date, we will not assess a contingent deferred sales charge if the annuitant withdraws up to the full amount of the then present value of any remaining unpaid payments certain under the payment option. The beneficiary may make these withdrawals if the annuitant has died. However, when you elect a payment option, you may indicate that the annuitant does not have the right to withdraw unpaid payments certain under the lifetime payment option or the joint lifetime payment options.

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 6 things:

o    the value of your contract on the maturity date;

o    the deduction of any applicable premium taxes;

o    the annuity option you select;

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected);

o the deduction of any applicable contingent deferred sales charge; and

o    the deduction of an administrative charge.

Variable Annuity Payments

If you choose variable payments, over time the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 6 things:

o    the value of your contract on the maturity date;

o    the deduction of any applicable premium taxes;

o    the deduction of an administrative charge;

o    the annuity option you select;

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected); and

o    an assumed investment rate (AIR) of 4% per year.

Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number or your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected.

For a more detailed description of how the value of an annuity unit and the amount of the variable annuity payments are calculated, see the Statement of Additional Information.

Annuity Options

The following annuity options are available. After annuity payments begin, you may not transfer among the funds. In addition, under most income options, you may not change the annuity option, the frequency of annuity payments or make withdrawals once your contract is in the income phase.

Fixed Income Payment Option. We will make each monthly payment for an agreed fixed amount. Each monthly payment will be at least $10 for each $1,000 applied. We will pay interest on the unpaid balance each month at a rate we determine. This rate will not be less than 3% per year. Payments will continue until the amount we hold runs out. (Not available as a variable annuity payment.)

Fixed Time Payment Option. We will make equal monthly payments for any period you select, up to 30 years. The amount of each payment depends on your contract value at the maturity date, the period you select and the monthly payment rates we use when your first payment is due. You may elect this option with either fixed or variable payments.

Lifetime Payment Option. We will make fixed or variable annuity payments based on the life of the annuitant. If you choose a variable annuity payment plan, the payments are not guaranteed as to the amount, and may vary. If you elect this option, annuity payments will be made either:

1. without any guaranteed number of payments;

2. with payments guaranteed for the amount applied; or

3. with payments guaranteed for 5 or 10 years.

Interest Payment Option. We will hold any amount applied under this option. We will pay any interest on the unpaid balance each month at a rate we determine. This rate will not be less than 3% per year. (Not available as a variable annuity payment.)

Joint Lifetime Payment Option. We will make fixed or variable payments based on the lives of 2 named people. If a fixed income is elected, the payments are equal. If a variable income is elected, the payments are not guaranteed as to amount and may vary. While both are living, one payment will be made each month. When one dies, payments continue for the lifetime of the other. The two variations of this option are:

 1. Payments for two lives only. We guarantee no specific number of payments. Payments stop when both persons have died.

 2. Payments guaranteed for 10 years. Payments stop at the end of 10 years, or when both named persons have died, whichever is later.

Joint Lifetime Payment Option With Reduced Payments. We will make fixed or variable monthly payments based on the lives of two annuitants. When one dies, we will make reduced payments during the lifetime of the survivor. We will stop payments once both annuitants have died. These reduced payments will be two-thirds of what they would have been if both annuitants had continued to live.

If your contract value is less than $2,000 on the maturity date, or if the annuity option you elect produces an initial monthly payment of less than $20, we reserve the right to pay you a lump sum less any applicable contingent deferred sales charge, rather than a series of annuity payments.

Payments After Death of an Annuitant

Generally, if a payment option with a guaranteed number of payments is elected, and the annuitant dies before we have completed the guaranteed number of payments, we will pay in one sum the present value of any unpaid payments under the option to the beneficiary. We will determine the present value as of the business day we receive written notice of death at our Annuity Service Center.

Limitation on Payment Options

If you purchase a contract as a TSA or an IRA, the Internal Revenue Code imposes restrictions on the types of payment options that you may elect.

Payments On Death

Death Of Annuitant During Accumulation Phase

If the annuitant dies during the accumulation phase, we will pay a death benefit to the beneficiary. The death benefit will be the greater of:

1. the total of all purchase payments, less any withdrawals and any applicable charges; or

2. your contract value as of the business day we receive proof of death, less any applicable administrative charge.

We will deduct the amount of any applicable premium taxes.

We may pay the death benefit in one sum within 7 days after we receive due proof of death and all other required forms at our Annuity Service Center. With our consent, you may have the death benefit paid under one of the available payment options.

We will credit interest on the death benefit until we pay the death benefit in one sum or apply it to a payment option, at the greater of:

o the interest rate we currently pay on amounts held in our general account under interest payment settlement options, or

o the rate earned by the Money Market Division, adjusted by the deduction of the asset charge.

We do not impose a contingent deferred sales charge on death benefit payments.

Taxes

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified.

You, as the owner of a non-qualified annuity, will generally not be taxed on increases in the value of your contract until a distribution occurs -either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs) and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1. paid on or after you reach age 59 1/2 ;

2. paid to your beneficiary after you die;

3. paid if you become totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5. paid under an immediate annuity; or

6. which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 408 (Individual Retirement Annuities - IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

o    distributions made on or after you reach age 59 1/2;

o    distributions made after your death or disability (as defined in Code
     Section 72(m)(7);

o after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a separation from service is not required);

o distributions made after separation of service if you have reached age 55 (not applicable to distributions from IRAs);

o distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

o distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

o distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days);

o distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7) for the taxable year; and

o distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in
(b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners through salary reductions from certain Tax-Sheltered Annuities. Withdrawals of salary reduction amounts and their earnings can only be made when an owner:

o    reaches age 59 1/2;

o    leaves his/her job;

o    dies;

o    becomes disabled, as that term is defined in the Code; or

o    in the case of hardship.

In the case of hardship, the owner can only withdraw his/her own purchase payments made through salary reductions and not any earnings. Any contract value as of December 31, 1988 is not subject to these restrictions. Additionally, return of "excess contributions" or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

Withdrawals - Texas Optional Retirement Program

No withdrawals may be made in connection with a contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning before you:

o terminate employment in all such institutions and repay employer contributions if termination occurs during the first twelve months of employment;

o    retire;

o    die; or

o    attain age 70 1/2.

Other Information

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict the future performance.

Standardized Total Returns

We will show standardized average annual total returns for separate account divisions that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the administrative charge and all other separate account and contact level charges, except premium taxes, if any.

If a division has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns

We will also show total returns based on historical performance of the divisions and underlying funds. We may assume the contacts were in existence prior to their inception date, August 18, 1982, which they were not. Total return percentages included all fund level and separate account level charges. They do not include a contingent deferred sales charge, administrative charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield

We may also show yield and effective yield for the MML Money Market Fund over a seven-day period, which we will then "annualize". This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the "effective yield" similarly, but when we annualize the amount, we assume the income earned is reinvested. Therefore the effective yield is slightly higher than the yield because of the compounding effect.

Year 2000

Like other businesses and governments around the world, we could be adversely affected if the computer systems used by us and those with which we do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue".

In 1996, we began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue on our own behalf and on behalf of certain subsidiaries. We are addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. We are also seeking assurances from vendors, customers, service providers, governments and others with which we conduct business, to determine their year 2000 readiness.

The costs related to the Year 2000 issue are currently being expensed, and when measured against net gain from operations, are not material to us.

Distributors

MML Investors Services, Inc. (MMLISI), a wholly-owned subsidiary of MassMutual, acted as the principal underwriter for the contracts. The contracts are no longer offered for sale to the public. However, you may continue to make purchase payments to your contract. MMLISI is the current broker-dealer for the existing contracts. MMLISI's address is 1414 Main Street, Springfield, Massachusetts 01144-1013.

Assignment

The contract cannot be sold, discounted, assigned or pledged as a collateral for a loan, security for the performance of any other obligation, or any other purpose to anyone other than us.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

 o Substitute another fund for one of the funds you have selected;

 o   Add separate account divisions;

 o   Change the name of a separate account; and

 o Split or consolidate the number of accumulation units or annuity units for any separate account division and correspondingly decrease or increase the accumulation or annuity unit values for any division.

If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, when necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; or

o an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the fund; or

o during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

Legal Proceedings

We are currently not involved in any legal proceedings that might adversely impact the contracts.

Financial Statements

We have included our financial statements and those of the Separate Accounts in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For you convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

     1.  General Information
     2.  Assignment of Contract
     3.  Restrictions on Redemptions
     4.  Distribution and Administration
     5.  Purchase of Securities Being Offered
     6.  Contract Value Calculation and Annuity Payments
     7.  Performance Measures
     8.  Federal Tax Matters
     9.  Experts
    10.  Financial Statements

To:  Massachusetts Mutual Life Insurance Company
     Annuity Service Center, H305
     P.O. Box 9067
     Springfield, Massachusetts 01102-9067

Please send me a Statement of Additional Information for MassMutual's Flex-Annuity.

Name     _______________________________________________________

Address  _______________________________________________________

         _______________________________________________________

City     _______________________ State _________________ Zip ___

Telephone ______________________________________________________

Appendix A

Flex-Annuity Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate accounts' audited financial statements. You should read this information in conjunction with the separate accounts' audited financial statements and related notes which are included in the Statement of Additional Information.

Accumulation Units and Unit Values

Massachusetts Mutual
Variable Annuity
Separate Account 1 -                 MML           MML            MML             MML
Flex Annuity (Qualified)            Equity     Money Market   Managed Bond       Blend
Accumulation Units Values           Division     Division       Division        Division
         December 31, 1998           $11.54       $2.28          $3.90           $5.60
         December 31, 1997           $10.05       $2.20          $3.65           $4.99
         December 31, 1996           $ 7.91       $2.11          $3.37           $4.18
         December 31, 1995           $ 6.66       $2.04          $3.30           $3.71
         December 31, 1994           $ 5.14       $1.95          $2.80           $3.05
         December 31, 1993           $ 5.00       $1.90          $2.95           $3.01
         December 31, 1992           $ 4.62       $1.88          $2.67           $2.78
         December 31, 1991           $ 4.24       $1.84          $2.52           $2.57
         December 31, 1990           $ 3.42       $1.75          $2.19           $2.10
         December 31, 1989           $ 3.48       $1.64          $2.04           $2.08

Number of Accumulation
Units Outstanding

         December 31, 1998         12,419,937   4,719,389      3,075,568       44,465,458
         December 31, 1997         12,873,716   4,264,075      3,129,633       48,121,541
         December 31, 1996         14,317,232   4,615,046      3,717,153       54,207,831
         December 31, 1995         15,282,232   5,241,173      4,286,573       61,250,763
         December 31, 1994         16,469,073   6,974,443      4,945,453       70,616,166
         December 31, 1993         17,562,315   8,006,953      5,750,922       76,447,631
         December 31, 1992         17,875,111   10,519,720     5,930,663       79,879,754
         December 31, 1991         18,399,891   14,021,162     6,296,661       84,037,712
         December 31, 1990         19,165,311   16,823,422     6,887,453       88,687,128
         December 31, 1989         20,324,896   15,177,104     7,739,167       95,071,411

Massachusetts Mutual
Variable Annuity
Separate Account 2 -
Flex-Annuity IV                      MML           MML            MML             MML
(Non-Qualified)                    Equity      Money Market   Managed Bond       Blend
Accumulation Unit Values           Division      Division       Division        Division
         December 31, 1998          $11.14        $2.30          $4.16           $5.73
         December 31, 1997          $ 9.70        $2.22          $3.90           $5.11
         December 31, 1996          $ 7.64        $2.13          $3.59           $4.28
         December 31, 1995          $ 6.43        $2.06          $3.52           $3.80
         December 31, 1994          $ 4.96        $1.97          $2.99           $3.12
         December 31, 1993          $ 4.83        $1.92          $3.15           $3.08
         December 31, 1992          $ 4.46        $1.90          $2.85           $2.85
         December 31, 1991          $ 4.09        $1.86          $2.69           $2.64
         December 31, 1990          $ 3.30        $1.77          $2.33           $2.15
         December 31, 1989          $ 3.35        $1.66          $2.18           $2.13

Number of Accumulation
Units Outstanding
         December 31, 1998        1,077,330     1,404,475      590,373         5,047,675
         December 31, 1997        1,252,526     1,467,953      461,926         5,943,641
         December 31, 1996        1,519,742     3,131,074      510,781         6,685,070
         December 31, 1995        1,762,666     2,571,690      635,797         7,357,523
         December 31, 1994        2,013,658     2,706,939      679,696         8,272,609
         December 31, 1993        2,035,263     2,954,111      897,140         9,139,911
         December 31, 1992        2,051,039     3,743,611    1,054,692        10,152,013
         December 31, 1991        2,064,417     5,466,614    1,219,069        10,031,827
         December 31, 1990        2,204,866     5,473,347    1,220,315        11,131,588
         December 31, 1989        2,371,065     6,421,931    1,736,773        12,818,548

                                    PART B
                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                                  FLEX-ANNUITY


                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                   (Depositor)


            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1


     MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2 (Registrants)

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 dated May 1, 1999 (the "Prospectus"). The Prospectus may be obtained from Massachusetts Mutual Life Insurance Company, Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067, 1-800-366-8226.


                                Dated May 1, 1999


                                TABLE OF CONTENTS

        General Information......................................    2

        Assignment of Contract...................................    2

        Restrictions on Redemption...............................    3


        Distribution and Administration..........................    3

        Purchase of Securities Being Offered.....................    4


        Contract Value Calculations and Annuity Payments.........    4


        Performance Measures.....................................    8

        Federal Tax Matters......................................   11

        Experts..................................................   17


        Financial Statements.............................  Final Pages

                              GENERAL INFORMATION

                                  MassMutual

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life (including variable life), accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998. Its Home Office is located in Springfield, Massachusetts.

                             The Separate Accounts

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") was established as a separate investment account of MassMutual on April 8, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") was established as a separate investment account of MassMutual on October 14, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws.

Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Accounts or of MassMutual. Under Massachusetts law, however, both MassMutual and each Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

Although the assets of each Separate Account are assets of MassMutual, assets of each Separate Account equal to the reserves and other Flex-Annuity Contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the Flex-Annuity contracts (the "contracts"), however, are general corporate obligations of MassMutual.

                            ASSIGNMENT OF CONTRACT

MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the original or a true copy thereof is received at its Home Office. MassMutual assumes no responsibility for the validity of any assignment. While the contracts are generally assignable, all non-tax qualified (Separate Account 2) contracts must carry a non-transferability endorsement which precludes their assignment. For qualified (Separate Account 1) contracts, the following exceptions and provisions should be noted:

         (1) No person entitled to receive annuity payments under a contract or part or all of the contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant's lifetime and received in good order by MassMutual at its Home Office. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;

         (2) If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and
          (b) the accumulated value of the contract less the administrative charge, and any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

          (3) Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code;

          (4) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable;

          (5) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree of other written instrument incident to a divorce.

Assignments for value may be subject to federal income tax.

                          RESTRICTIONS ON REDEMPTION

Redemptions of TSAs may be restricted as required by Section 403(b)(11) of the Internal Revenue Code (see, "Withdrawals - Tax-Sheltered Annuities " in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual represents that it complies with the provisions of paragraphs (1)-(4) as set forth in the No Action Letter.

                        DISTRIBUTION AND ADMINISTRATION

Under a Servicing Agreement between MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, and the Separate Accounts, MMLISI agreed to act as principal underwriter for each Separate Account and each Separate Account agreed that MMLISI would be its exclusive principal underwriter.

Under the Servicing Agreement, MMLISI may receive compensation for its activities as principal underwriter. In 1998 and 1997 there was no such compensation. Commissions will be paid through MMLISI to agents for selling the contracts. During 1998 and 1997, commission payments amounted to $234,373 and $337,411, respectively.

Under Administration Agreements, MassMutual has agreed to provide, or provide for, and assume: (1) all services and expenses required for the administration of those contracts which depend in whole or in part on the investment performance of the Separate Accounts; and (2) all services and expenses required for the administration of the Separate Accounts other than the services and expenses referred to in (1). MassMutual also has agreed to provide, or provide for, and assume all services and expenses required for the Separate Accounts' management-related services. MassMutual receives no compensation for such services apart from the various charges against the contract described in the Prospectus.

These Servicing and Administrative Agreements may be terminated by the parties without the payment of any penalty upon thirty days' written notice. The agreements immediately terminate in the event of their assignment (within the meaning of the Investment Company Act of 1940). The agreements may be amended at any time by the mutual consent of the parties. The contract owner will not receive notice with respect of changes in the agreement.

As of March 31, 1988, the contracts are no longer offered for sale. Purchase payments will, however, continue to be accepted under the contracts.

                     PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to contractholders as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus.

                CONTRACT VALUE CALCULATIONS AND ANNUITY PAYMENTS

                             The Accumulation Phase
               Valuation Date, Valuation Time and Valuation Period

Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in each Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.
                            Accumulation Unit Value

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.00000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                 Purchase of Accumulation Units in a Division
                             of a Separate Account

You may allocate purchase payments among the four Divisions of the Separate Account. At the end of each Valuation Period MassMutual will apply your purchase payment (after deducting any applicable premium taxes) to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the contract on or prior to the maturity date and the amount of annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the Fund in which the assets of the Division are invested), any applicable taxes and the applicable asset charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value on the date a purchase payment is received in good order by MassMutual in the mail or by wire transfer at MassMutual's Annuity Service Center or a designated bank lock box. If the date of receipt is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined as of the next Valuation Time following the date the payment is received. If a purchase payment is not applied to purchase Accumulation Units within five business days after receipt at MassMutual's Annuity Service Center (due to incomplete or ambiguous instructions, for example) the payment will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser.

                             Net Investment Factor

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the Gross Investment Rate for that Division (as defined below) for the Valuation Period and 1.00000000, decreased by the applicable Asset Charge. The Net Investment Factor may be greater than or less than 1.00000000.

                             Gross Investment Rate

The Gross Investment Rate for each Division of a Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of each Division are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The Gross Investment Rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The Gross Investment Rate may be positive or negative.

The policy of each Separate Account is to take dividends and capital gain distributions on shares of the Funds held by each Separate Account in additional shares and not in cash.

See the General Formulas section for the general formulas used to compute the value of an Accumulation Unit for any Division of a Separate Account, and for a hypothetical illustration using such formulas.

                             The Income Phase

When your contract approaches its maturity date, you may choose to have the contract value provide you at maturity with either fixed annuity payments (referred to as the "Fixed Income Option" in your contract), variable monthly annuity payments (referred to as the "Variable Income Option" in your contract), or a combination of the two. You also may elect to receive the contract value in one lump sum. If you elect a fixed annuity or a lump sum payment, a contingent deferred sales charge (as described in the Prospectus) may be deducted from the accumulated value of your contract at maturity. If, however, you elect a variable monthly annuity, no contingent deferred sales charge will be deducted from the accumulated value of your contract. Variable monthly annuity payments may be received under several different payment options. If you have made no election within a reasonable time after the maturity date, the contract will provide you with the automatic payment of a variable monthly annuity under a life income option with payments guaranteed for 10 years.

                                 Fixed Annuity

If you select a fixed annuity, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of a Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, you should refer to the contracts.

                           Variable Monthly Annuity

If you select a variable monthly annuity, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a joint and survivor payment option with reduced survivor income is elected. Variable monthly annuity payments will be made by withdrawal of assets from the Separate Account.

                      Annuity Units and Monthly Payments

The number of Annuity Units in each Division to be credited to a contract is determined in the following manner. First, the value attributable to each Division of the contract is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the contract by the Accumulation Unit value of that Division on the payment calculation date for the first variable monthly annuity payment. Such value is then multiplied by the purchase rate (as defined below) to determine the amount of the first variable monthly annuity payment attributable to each Division. Finally, the amount of the first variable monthly annuity payment attributable to each Division is divided by the Annuity Unit Value for that Division on the payment calculation date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each variable monthly annuity payment (other than the first payment under a contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the contract by their value (the "Annuity Unit Value") on the payment calculation date.

                                 Purchase Rate

The purchase rate for each Division is the amount of variable monthly annuity payment purchased by $1,000 of Accumulated Value at maturity date applied to that Division. The purchase rates which will be applied will be those specified in the contract or those in use by MassMutual when the first variable monthly annuity payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option which you elect and takes into account the age and year of birth of the annuitant or annuitants. The sex of the annuitant or annuitants will also be considered unless the contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.

                           Assumed Investment Rates

The Assumed Investment Rate for each Division will be 4% per annum unless a lower rate is required by state law. The Assumed Investment Rate will affect the amount by which variable monthly annuity payments will vary from month to month. If the actual net investment performance for a Separate Account Division for the period between the date any Variable Monthly Annuity payment is determined and the date the next variable monthly annuity payment is determined is equivalent on an annual basis to an investment return at the Assumed Investment Rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the Assumed Investment Rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the Assumed Investment Rate, then the next payment attributable to that Division will be smaller than the last.

                              Annuity Unit Value

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. The initial Annuity Unit Value for each Division was set at $1.00000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.00000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the Assumed Investment Rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                               General Formulas

           General Formulas to Determine Accumulation Unit Value and Annuity Unit Value for any Division of a Separate Account.

                            Net Earnings during Valuation Period
Gross Investment        =   ----------------------------------------------------
Rate                        Value of Net Assets at beginning of Valuation Period


Net Investment Factor   =   Gross Investment Rate + 1.00000000 - Asset Charge


Accumulation            =   Accumulation Unit Value on Preceding
Unit Value                  Valuation Date X Net Investment Factor
                            ------------------------------------------------
                            Annuity Unit Value on Preceding Valuation Value
Annuity Unit            =   Date X Net Investment Factor
Value                       1.00000000 plus rate of interest for number of
                            days in current Valuation Period at Assumed
                            Investment Rate


            Illustration of Computation of Accumulation and Annuity
                     Unit Value Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the asset charge was .00003425 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.13500000 and $1.06700000, respectively; that the corresponding Assumed Investment Rate was 4% and that the Valuation Period was one day.

The Gross Investment Rate for the Valuation Period would be .00039200 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.00035775 (.00039200 plus 1.00000000 minus .00003425). The new Accumulation Unit Value would be $1.13540605 ($1.13500000 x 1.00035775). At an effective annual rate of
4%, the rate of interest for one day is .00010746, and the new Annuity Unit Value would be $1.06726703 ($1.06700000 x 1.00035775 divided by 1.00010746).

                General Formulas to Determine Variable Monthly
             Annuity Payments and Number of Annuity Units for Any
                        Division of a Separate Account

First Variable               Accumulation Units Applied X Accumulation
Monthly Annuity         =    Unit Value on Payment Calculation Date for
Payment                      First Variable Monthly Annuity Payment X
                             Purchase Rate

Number of                    First Variable Monthly Annuity
Annuity Units           =    -----------------------------------------------
                             Annuity Unit Value on Payment Calculation
                             Date for First Payment Variable Monthly Annuity
                             Payment

Amount of
Subsequent Variable
Monthly Annuity         =    Number of Annuity Units X Annuity Unit Value
Payments                     on the Applicable Payment Calculation Date

            Illustration of Computation of Variable Monthly Annuity
              Payments for a Contract Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of a Separate Account were to be applied; that the purchase rate for the Assumed Investment Rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the payment calculation date for the first variable monthly annuity payment was $1.35000000; and that the Annuity Unit Value of such Division on the payment calculation date for the first variable monthly annuity payment was $1.20000000 and for the second Variable Monthly Annuity payment was $1.20050000.

The first variable monthly annuity payment would be $266.96 (35,000 x 1.35000000 x .00565). The number of Annuity Units of such Division credited would be
222.467 ($266.96 divided by $1.20000000). The amount of the second Variable Monthly Annuity payment would be $267.07 (222.467 x $1.20050000). If the contract has Annuity Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the variable monthly annuity payment would be equal to the sum thereof.

                             PERFORMANCE MEASURES

MassMutual may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.

                   Standardized Average Annual Total Return

MassMutual will show standardized average annual total returns for each Separate Account Division that has been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, and all other fund, Separate Account and contract level charges, except premium taxes, if any.

If a Separate Account Division has been in existence for less than one year, MassMutual will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

The following tables show the standardized average annual total return for the Divisions for the period ended December 31, 1998.

                       Separate Account 1 - Flex-Annuity
                           (Tax-Qualified Contracts)

                             1-Year             5-Year               10-Year
                             ------             ------               -------
MML Equity Division           5.29%              16.52%               14.27%
MML Money Market Division    -4.94                2.23                 3.77
MML Managed Bond Division    -2.05                4.26                 7.51
MML Blend Division            1.81               10.50                11.02

                       Separate Account 2 - Flex-Annuity
                         (Non-Tax-Qualified Contracts)

                             1-Year             5-Year               10-Year
                             ------             ------               -------

MML Equity Division          5.33%                16.55%               14.30%
MML Money Market Division    -5.01                2.16                 3.71
MML Managed Bond Division    -2.05                4.26                 7.53
MML Blend Division           1.84                 10.53                11.04

                           Non-Standard Total Returns

MassMutual will also show total returns based on historical performance of the Divisions and underlying funds. MassMutual may assume the contracts were in existence prior to their inception date (August 18, 1982), which they were not. Total return percentages include all fund level and separate account level charges. They do not include a contingent deferred sales charge, annual administrative charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

The performance figures discussed below, are calculated on the basis of the historical performance of the funds, and may assume the contracts were in existence prior to their inception date (August 18, 1982) which they were not. Beginning on the contract inception date (August 18, 1982), actual accumulation unit values are used for the calculations.

                                       1-Year    5-Year    10-Year
                                       ------    ------    -------
MML Equity                             14.77%    18.20%    14.97%
MML Money Market                        3.87      3.67      4.12
MML Managed Bond                        6.80      5.75      7.85
MML Blend                              12.16     13.20     12.31

                        Separate Account 2 - Flex-Annuity
                          (Non-Tax-Qualified Contracts)

                                       1-Year    5-Year    10-Year
                                       ------    ------    -------
MML Equity                             14.77%    18.20%    14.97%
MML Money Market                        3.87      3.67      4.12
MML Managed Bond                        6.80      5.75      7.87
MML Blend                              12.16     13.20     12.31


Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar service that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) compared to indices; (c) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (d) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

MassMutual may also show yield and effective yield for the Money Market Division over a seven-day period, which MassMutual then "annualizes". This means that when MassMutual calculates yield, it assumes that the amount of money the investment earns for the week is earned each week over a 52-week period. MassMutual shows this as a percentage of the investment. MassMutual calculates the "effective yield" similarly but when it annualizes the amount, MassMutual assumes the income earned is re-invested. Therefore, the effective yield is slightly higher than the yield because of the compounding effect.

These figures reflect a deduction for all Fund, Separate Account and contract level charges assuming the contract remains inforce. The figures do not reflect the contingent deferred sales charge or premium tax deductions (if any), which if included would reduce the percentages reported.

The 7-day yield and effective yield for the Money Market Division for the period ended December 31, 1998 are as follows:


Before Annual  Administrative Charge Deduction
7-Day Yield:
-----------
Separate Account 1
(Tax-Qualified Contracts)...................................  3.54%
Separate Account 2
(Non-Tax Qualified Contracts)...............................  3.54%


7-Day Effective Yield:
---------------------

Separate Account 1
(Tax-Qualified Contracts)...................................  3.60%
Separate Account 2
(Non-Tax-Qualified Contracts)...............................  3.60%

After Annual Administrative Charge Deduction (0.12%)
7-Day Yield:
-----------

Separate Account 1
(Tax-Qualified Contracts)...................................  3.42%
Separate Account 2
(Non-Tax Qualified Contracts)...............................  3.42%


7-Day Effective Yield:
---------------------

Separate Account 1
(Tax-Qualified Contracts)...................................  3.48%
Separate Account 2
(Non-Tax-Qualified Contracts)...............................  3.48%


The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

                              FEDERAL TAX MATTERS

                                    General

Note: The following description is based upon MassMutual's understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

                                Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-
5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MassMutual intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

              Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

                       Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their contracts.

                          Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). The 20% withholding requirement also does not apply to hardship distributions from a 401(k) plan made after December 31, 1998. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

            Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

                                Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by MassMutual in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.
(See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax Sheltered Annuities Withdrawal Limitations" below.) Employee loans are not allowable under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

              Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), and 408 (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or

Disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the Owner. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

             Tax Sheltered Annuities  Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the contract owner's value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between tax sheltered annuity plans. Contract owners should consult their own tax counsel or other tax adviser regarding any distributions.

            Section 457 Deferred Compensation ("Section 457") Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457 plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is generally one-third of the employee's includible compensation, up to $8,000 (in 1998). Includible compensation means earnings for services rendered to the employer which are includible in the employee's gross income, excluding the contributions under the Section 457 plan or a Tax-Sheltered Annuity. Certain catch-up deferrals are permitted during the last three (3) years before an employee attains normal retirement age. The contract purchased is issued to the employer, and the employee has no rights or vested interest in the contract.
All contract value must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457 plan provisions. Presently, tax-free transfers of assets in a section 457 plan can only be made to another section 457 plan in certain limited cases.

Purchasers of contracts for use with Section 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                 EXPERTS

We have included the financial statements of MassMutual and Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

PricewaterhouseCoopers LLP is located in Springfield, Massachusetts  01101.

Report of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Variable Annuity Fund 4 and Flex Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment company, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 1 -Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)



STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

                                                                                          MML            MML
                                                                          MML            Money         Managed         MML
                                                                         Equity          Market          Bond         Blend
                                                                        Division        Division       Division      Division
                                                                      -------------   ------------   ------------  -------------
ASSETS
Investment in the MML Series Investment Fund
  Number of shares (Note 2)                                              3,535,662     11,153,735        965,302      9,431,117
                                                                      =============   ============   ============  =============
  Identified cost (Note 3B )                                          $ 80,779,709    $11,153,735    $11,784,915   $176,911,691
                                                                      =============   ============   ============  =============
  Value (Note 3A )                                                    $138,589,989    $11,153,735    $12,159,310   $236,562,268
Dividends receivable                                                     7,018,769         44,928        220,218     14,819,212
Receivable from Massachusetts Mutual
  Life Insurance Company                                                        --             --             --             --
Other assets                                                                 1,749            282             65          3,546
                                                                      -------------   ------------   ------------  -------------
     Total assets                                                      145,610,507     11,198,945     12,379,593    251,385,026

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)                           17,908          2,269          1,300         14,665
Payable to Massachusetts Mutual Life Insurance Company                     570,350         17,988         87,279      1,068,890
                                                                      -------------   ------------   ------------  -------------
      Total liabilities                                                    588,258         20,257         88,579      1,083,555
                                                                      -------------   ------------   ------------  -------------
NET ASSETS                                                            $145,022,249    $11,178,688    $12,291,014   $250,301,471
                                                                      =============   ============   ============  =============
Net Assets:
Accumulation units-value                                              $144,425,324    $11,103,063    $12,247,668   $249,812,625
Annuity reserves (Note 3E)                                                 596,925         75,625         43,346        488,846
                                                                      -------------   ------------   ------------  -------------
      Net assets                                                      $145,022,249    $11,178,688    $12,291,014   $250,301,471
                                                                      =============   ============   ============  =============

Contractowners accumulation units (Note 8)                              12,419,937      4,719,389      3,075,568     44,465,458
                                                                      =============   ============   ============  =============

NET ASSET VALUE PER ACCUMULATION UNIT
Variable Annuity Fund 4 Contracts
  December 31, 1998                                                   $      12.53    $      2.67    $      4.61   $       6.05
  December 31, 1997                                                          10.86           2.55           4.29           5.36
  December 31, 1996                                                           8.51           2.45           3.93           4.47
  December 31, 1995                                                           7.12           2.34           3.84           3.95
  December 31, 1994                                                           5.47           2.24           3.24           3.23


Flex-Annuity IV Contracts
  December 31, 1998                                                   $      11.54    $      2.28    $      3.90   $       5.60
  December 31, 1997                                                          10.05           2.20           3.65           4.99
  December 31, 1996                                                           7.91           2.11           3.37           4.18
  December 31, 1995                                                           6.66           2.04           3.30           3.71
  December 31, 1994                                                           5.14           1.95           2.80           3.05

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1998

                                                                                 MML            MML
                                                                  MML           Money         Managed        MML
                                                                 Equity         Market          Bond        Blend
                                                                Division       Division       Division     Division
                                                              ------------    ----------     ----------  ------------
Investment income
Dividends (Note 3B)                                           $ 7,020,121     $ 576,655      $837,679    $21,228,003

Expenses
Mortality and expense risk fees (Note 4 and 6)                  1,738,267       129,945       158,962      3,068,827
                                                              ------------    ----------     ----------  ------------

Net investment income (Note 3C)                                 5,281,854       446,710       678,717     18,159,176
                                                              ------------    ----------     ----------  ------------

Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B, 3C and 7)          14,210,634          --         108,221     15,752,768
Change in net unrealized appreciation/depreciation of
 investments                                                      231,274          --         106,881     (4,964,364)
                                                              ------------    ----------     ----------  ------------

Net gain on investments                                        14,441,908          --         215,102     10,788,404
                                                              ------------    ----------     ----------  ------------

Net increase in net assets resulting from operations          $19,723,762     $ 446,710      $893,819    $28,947,580
                                                              ============    ==========     ==========  ============



                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1998 and 1997

                                                                                    1998
                                                        -------------------------------------------------------------
                                                                             MML              MML
                                                          MML               Money            Managed          MML
                                                         Equity             Market            Bond           Blend
                                                         Division          Division         Division        Division
                                                        ----------        ----------       ----------      ----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                        $  5,281,854      $   446,710      $   678,717     $ 18,159,176
  Net realized gain
    on investments                                      14,210,634             --            108,221       15,752,768
Change in net unrealized
appreciation/
    depreciation of investments                            231,274             --            106,881       (4,964,364)
                                                      ------------      ------------     ------------    ------------
Net increase in net assets
  resulting from operations                             19,723,762          446,710          893,819       28,947,580
                                                      ------------      ------------     ------------    ------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                         2,466,721          175,530          206,834        5,220,296
  Withdrawal of funds                                  (22,108,471)      (2,478,180)      (2,165,098)     (35,159,415)
  Reimbursement (payment) of
    accumulation unit value fluctuation                    (12,533)            (894)         109,281          (44,524)
  Net charge (credit) to
    annuitant mortality fluctuation
    reserve (Note 3D)                                      (10,142)           1,142         (182,559)         (66,546)
  Annuity benefit payments                                 (47,641)          (8,709)          (9,378)         (47,457)
  Withdrawal due to administrative
    charges and contingent deferred
    sales charges (Note 6)                                (154,800)         (15,832)         (18,209)        (337,671)
  Divisional transfers                                   1,529,256        1,133,039           51,073       (2,713,368)
                                                      ------------      ------------     ------------    ------------
Net decrease in net assets
  assets resulting from capital transactions           (18,337,610)      (1,193,904)      (2,008,056)     (33,148,685)
Total increase (decrease)                                1,386,152         (747,194)      (1,114,237)      (4,201,105)

NET ASSETS, at beginning
  of the year                                          143,636,097       11,925,882       13,405,251      254,502,576
                                                      ------------      ------------     ------------    ------------
NET ASSETS, at end
  of the year                                         $145,022,249      $11,178,688      $12,291,014     $250,301,471
                                                      ============      ============     ============    ============

                                                                                1997
                                                 ----------------------------------------------------------------
                                                                      MML                MML
                                                     MML              Money            Managed           MML
                                                    Equity            Market            Bond            Blend
                                                   Division          Division         Division         Division
                                                 ------------     ------------      ------------    -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                  $  9,170,126      $   477,217      $   731,070     $ 21,203,229
  Net realized gain
    on investments                                11,189,116             --             94,985       15,516,402
Change in net unrealized
appreciation/
    depreciation of investments                   12,290,703             --            316,741        7,373,762
                                                -------------     ------------     -------------   --------------
Net increase in net assets
  resulting from operations                       32,649,945          477,217        1,142,796       44,093,393
                                                -------------     ------------     -------------   --------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                   3,001,622          494,755          265,014        6,144,790
  Withdrawal of funds                            (18,454,626)      (4,005,052)      (2,012,392)     (32,691,847)
  Reimbursement (payment) of
    accumulation unit value fluctuation             (151,405)          (7,987)         (11,044)         (55,938)
  Net charge (credit) to
    annuitant mortality fluctuation
    reserve (Note 3D)                                  5,582            1,201            7,629            8,245
  Annuity benefit payments                           (30,566)          (8,972)         (12,113)         (40,838)
  Withdrawal due to administrative
    charges and contingent deferred
    sales charges (Note 6)                          (169,948)         (20,592)         (22,076)        (397,954)
  Divisional transfers                             1,518,854        2,329,197         (755,323)      (3,092,728)
                                                -------------     ------------     -------------   --------------
Net decrease in net assets
  assets resulting from capital transactions     (14,280,487)      (1,217,450)      (2,540,305)     (30,126,270)
                                                -------------     ------------     -------------   --------------
Total increase (decrease)                         18,369,458         (740,233)      (1,397,509)      13,967,123

NET ASSETS, at beginning
  of the year                                    125,266,639       12,666,115       14,802,760      240,535,453
                                                -------------     ------------     -------------   --------------
NET ASSETS, at end
  of the year                                   $143,636,097      $11,925,882      $13,405,251     $254,502,576
                                                =============     ============     =============   ==============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments (the "Segment").

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the six separate series of shares of the MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David L. Babson and Company, Inc. ("Babson"), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

    B. Accounting For Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C. Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    D. Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from the Segments to MassMutual totaled $162,413 for the year ended December 31, 1998 and net transfers from MassMutual to the Segments totaled $31,303 for the year ended December 31, 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E. Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    F. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS

    A. Variable Annuity Fund 4 Contracts

    Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

    B. Flex-Annuity IV (Qualified) Contracts

    Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

5.  DISTRIBUTION AGREEMENT

    MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                MML          MML
                                                  MML          Money       Managed       MML
For The Year Ended                              Equity         Market        Bond       Blend
December 31, 1998                              Division       Division     Division    Division
-----------------                             ----------     ----------   ----------  ----------
Gross contract payments                      $2,471,970       $177,304     $208,328   $5,230,590
Less deductions for administrative and sales
  expenses and premium taxes under Variable
   Annuity Fund 4 Contracts                       2,790          1,615        1,300        5,081
Less deductions for premium taxes under           2,459            159          194        5,213
                                              ----------      ---------   ----------  ----------
Flex-Annuity IV Contracts
Net contract payments                        $2,466,721       $175,530     $206,834   $5,220,296
                                              ==========      =========   ==========  ==========

Administrative and contingent deferred sales
  charges under Flex-Annuity IV Contracts    $  154,800       $ 15,832     $ 18,209   $  337,671
                                              ==========     ==========   ==========  ==========
                                                                MML          MML
                                                  MML          Money       Managed       MML
For The Year Ended                              Equity         Market        Bond       Blend
December 31, 1997                              Division       Division     Division    Division
-----------------                             ----------     ----------   ----------  ----------

Gross contract payments                       $3,011,071      $ 496,555    $ 266,245  $6,154,432
Less deductions for administrative and sales
  expenses and premium taxes under Variable
    Annuity Fund 4 Contracts                       7,601          1,498        1,072       5,762
Less deductions for premium taxes under
  Flex-Annuity IV Contracts                        1,848            302          159       3,880
                                              ----------     ----------   ----------  ----------
Net contract payments                         $3,001,622      $ 494,755    $ 265,014  $6,144,790
                                              ==========     ==========   ==========  ==========

Administrative and contingent deferred sales
  charges under Flex-Annuity IV Contracts     $  169,948      $  20,592    $  22,076  $  397,954
                                              ==========     ==========   ==========  ==========

7.  PURCHASES AND SALES OF INVESTMENTS

                                            MML          MML
                             MML           Money        Managed        MML
For The Year Ended          Equity        Market         Bond         Blend
December 31, 1998          Division      Division      Division      Division
-----------------        -----------   ----------    ----------   -----------

Cost of purchases        $14,778,688   $3,659,099    $2,775,331   $26,264,267
Proceeds from sales       24,773,656    4,414,628     4,132,147    37,999,438

8.  NET INCREASE (DECREASE) IN ACCUMULATION UNITS

    Variable Annuity Fund 4 Contracts

                                                          MML             MML
                                           MML           Money          Managed          MML
                                          Equity         Market           Bond          Blend
For The Year Ended December 31, 1998     Division       Division        Division       Division
------------------------------------    ----------     ----------      ----------    -----------
Units purchased                             2,737          6,988          3,319         10,065
Units withdrawn                          (133,465)      (121,212)       (65,222)      (625,196)
Units transferred between divisions       (24,366)        28,034        (24,385)        58,259
                                        ----------     ----------      ----------    -----------
Net decrease                             (155,094)       (86,190)       (86,288)      (556,872)
Units, at beginning of the year         1,273,191        973,364        432,147      2,585,687
                                        ----------     ----------      ----------    -----------
Units, at end of the year               1,118,097        887,174        345,859      2,028,815
                                        ==========     ==========      ==========    ===========

                                                           MML            MML
                                           MML            Money         Managed        MML
                                          Equity         Market          Bond         Blend
For The Year Ended December 31, 1997     Division       Division        Division     Division
------------------------------------    ----------     ----------      ----------   -----------
Units purchased                            12,886          9,284          4,161         18,677
Units withdrawn                          (109,962)      (255,951)       (95,987)      (501,192)
Units transferred between divisions        (3,063)        62,543        (29,721)        (3,475)
                                        ----------     ----------      ----------   -----------
Net decrease                             (100,139)      (184,124)      (121,547)      (485,990)
Units, at beginning of the year         1,373,330      1,157,488        553,694      3,071,677
                                        ----------     ----------      ----------   -----------
Units, at end of the year               1,273,191        973,364        432,147      2,585,687
                                        ==========     ==========      ==========   ===========

Flex-Annuity IV Contracts
                                                               MML            MML
                                              MML             Money         Managed          MML
                                             Equity           Market          Bond          Blend
For the Year Ended December 31, 1998        Division         Division       Division       Division
                                           ----------       ---------      ----------     -----------
Units purchased                              227,165          70,451          51,088         980,036
Units withdrawn                           (1,947,848)       (974,158)       (501,659)     (6,071,251)
Units transferred between divisions          168,200         471,847          50,647        (593,683)
Units transferred to annuity reserves        (19,393)           --              --              --
                                          ----------      ---------       ----------     -----------
Net decrease                              (1,571,876)       (431,860)       (399,924)     (5,684,898)
Units, at beginning of the year           12,873,716       4,264,075       3,129,633      48,121,541
                                          ----------      ----------      ----------     -----------
Units, at end of the year                 11,301,840       3,832,215       2,729,709      42,436,643
                                          ==========      ==========      ==========     ===========


                                                            MML               MML
                                              MML          Money            Managed           MML
                                             Equity        Market             Bond           Blend
For the Year Ended December 31, 1997        Division      Division          Division        Division
                                           ----------    ---------          ----------    -----------
Units purchased                              329,886         219,786          72,450       1,364,806
Units withdrawn                           (1,945,969)     (1,580,385)       (474,106)     (6,749,621)
Units transferred between divisions          175,415       1,009,628        (185,864)       (688,140)
Units transferred to annuity reserves         (2,848)           --              --           (13,335)
                                          ----------      ---------       ---------      -----------
Net decrease                              (1,443,516)       (350,971)       (587,520)     (6,086,290)
Units, at beginning of the year           14,317,232       4,615,046       3,717,153      54,207,831
                                          ----------      ----------      ----------     -----------
Units, at end of the year                 12,873,716       4,264,075       3,129,633      48,121,541
                                          ==========      ==========      ==========     ===========


 9.  CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

     As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1998 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                                MML          MML                       *Oppenheimer *Oppenheimer  *Oppenheimer
                                  MML           Money        Managed       MML            Capital      Global        Strategic
                                  Equity        Market       Bond          Blend       Appreciation    Securities    Bond
                                  Division      Division     Division      Division       Division     Division      Division
                                 -------------- ------------ ------------- -------------- ----------- ------------- -------------
Total assets                    $ 1,960,599,721 $96,147,133  $150,710,305  $2,188,485,498 $385,729,266  $254,924,173  $80,170,327
Total liabilities                     9,803,903      20,633       530,032       9,071,364    1,728,181     1,135,490      231,388
                                 -------------- ------------ ------------- -------------- ----------- ------------- -------------
Net assets                      $ 1,950,795,818 $96,126,500$  150,180,273  $2,179,414,134 $384,001,085  $253,788,683  $79,938,939
                                 ============== ============ ============= ============== =========== ============= =============
Net assets consist of:
Accumulation units -            $ 1,949,334,602  96,038,348  $150,046,125  $2,176,973,482 $383,934,442  $253,758,932  $79,915,278
value
Annuity reserves                      1,461,216      88,152       134,148       2,440,652       66,643        29,751       23,661
                                 -------------- ------------ ------------- -------------- ----------- ------------- -------------
Net assets                      $ 1,950,795,818  96,126,500  $150,180,273  $2,179,414,134 $384,001,085  $253,788,683  $79,938,939
                                 ============== ============ ============= ============== =========== ============= =============

*Offered on the Flex Contracts Extra only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 2 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Flex Annuity IV (Non-Qualified) segment of Massachusetts Mutual Variable Annuity Separate Account 2 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment company, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP



Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 2 -
Flex-Annuity IV (Non-Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

                                                                                      MML              MML
                                                                    MML              Money           Managed           MML
                                                                   Equity            Market            Bond           Blend
                                                                  Division          Division         Division        Division
                                                                 -------------    -------------    -------------    -------------
ASSETS
Investment in the MML Series Investment Fund
 Number of shares (Note 2)                                            297,100        3,245,209          196,475        1,095,619
                                                                 =============    =============    =============    =============
 Identified cost (Note 3B)                                        $ 7,830,368      $ 3,245,209      $ 2,418,466      $21,579,686
                                                                 =============    =============    =============    =============
 Value (Note 3A)                                                  $11,645,634      $ 3,245,209      $ 2,474,871      $27,481,598
Dividends receivable                                                  589,783           13,247           44,822        1,721,558
Other assets                                                               35             --                  7                9
                                                                 -------------    -------------    -------------    -------------
    Total assets                                                   12,235,452        3,258,456        2,519,700       29,203,165

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)                       5,656              399            1,568            5,018
Payable to Massachusetts Mutual Life Insurance Company                 42,549            9,523            7,785           98,118
                                                                 -------------    -------------    -------------    -------------
    Total liabilities                                                  48,205            9,922            9,353          103,136
                                                                 -------------    -------------    -------------    -------------

NET ASSETS                                                        $12,187,247      $ 3,248,534      $ 2,510,347      $29,100,029
                                                                 =============    =============    =============    =============

Net Assets:
Accumulation units-value                                          $11,998,723      $ 3,235,241      $ 2,458,077      $28,932,775
Annuity reserves (Note 3E)                                            188,524           13,293           52,270          167,254
                                                                 -------------    -------------    -------------    -------------
   Net assets                                                     $12,187,247      $ 3,248,534      $ 2,510,347      $29,100,029
                                                                 =============    =============    =============    =============

Contractowners accumulation units (Note 8)                          1,077,330        1,404,475          590,373        5,047,675
                                                                 =============    =============    =============    =============

NET ASSET VALUE PER ACCUMULATION UNIT
Flex Annuity IV Contracts (Note 8)
December 31, 1998                                                 $     11.14      $      2.30      $      4.16      $      5.73
December 31, 1997                                                        9.70             2.22             3.90             5.11
December 31, 1996                                                        7.64             2.13             3.59             4.28
December 31, 1995                                                        6.43             2.06             3.52             3.80
December 31, 1994                                                        4.96             1.97             2.99             3.12

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -
Flex-Annuity IV (Non-Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1998

                                                                                       MML              MML
                                                                   MML                Money           Managed            MML
                                                                  Equity              Market            Bond            Blend
                                                                 Division            Division         Division         Division
                                                                -------------      -------------    -------------    -------------
Investment income
Dividends (Note 3B)                                              $   589,902        $   140,498      $   150,516      $ 2,485,176

Expenses
Mortality and expense risk fees and administrative
expenses (Note 4 and 6)                                              155,683             34,819           28,628          372,570
                                                                -------------      -------------    -------------    -------------

Net investment income (Note 3C)                                      434,219            105,679          121,888        2,112,606
                                                                -------------      -------------    -------------    -------------


Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B, 3C and 7)              1,500,704               --             16,515        2,242,270
Change in net unrealized appreciation of investments                (238,875)              --             11,663         (947,816)
                                                                -------------      -------------    -------------    -------------

Net gain on investments                                            1,261,829               --             28,178        1,294,454
                                                                -------------      -------------    -------------    -------------


Net increase in net assets resulting from operations             $ 1,696,048        $   105,679      $   150,066      $ 3,407,060
                                                                =============      =============    =============    =============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -
Flex-Annuity IV (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS

For The Years Ended December 31, 1998 and 1997

                                                       1998                                             1997
                                 --------------------------------------------------- -----------------------------------------
                                                  MML          MML                                    MML          MML
                                      MML        Money       Managed        MML          MML         Money       Managed
                                    Equity       Market        Bond        Blend        Equity       Market        Bond
                                   Division     Division     Division     Division     Division     Division     Division
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
Operations:
Net investment income            $   434,219   $  105,679   $  121,888   $ 2,112,606  $   771,685  $   116,445   $   94,816
Net realized gain on investments   1,500,704            -       16,515     2,242,270    1,888,269            -       17,470
Change in net unrealized
appreciation
of investments                      (238,875)           -       11,663      (947,816)     253,100            -       36,708
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------

Net increase in net assets
resulting from operations          1,696,048      105,679      150,066     3,407,060    2,913,054      116,445      148,994
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------

Capital transactions: (Note 8)
Net contract payments (Note 6)         1,781     (116,401)       4,806       109,303       93,455      139,335       11,527
Withdrawal of funds               (1,933,768)    (294,367)     (38,401)   (3,939,156)  (2,009,951)  (3,604,494)    (162,050)
Payment of accumulation unit
value fluctuation                    (14,436)        (376)         279        (7,219)       3,292       (2,577)      50,178
Net charge (credit) to
annuitant mortality fluctuation
reserve (Note 3D)                      2,633          454       (2,365)      (22,546)       1,973          406      (52,609)
Annuity benefit payments             (17,783)      (1,664)      (4,548)      (27,198)     (16,272)      (1,665)      (4,541)
Withdrawal due to administrative
charges and contingent deferred
sales charges (Note 6)                (9,142)      (1,569)      (1,527)      (27,375)     (12,847)      (2,378)      (2,465)
Divisional transfers                 129,375      287,365      548,389      (965,129)    (398,256)     (73,891)     (21,812)
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------

Net increase (decrease) in net
assets
resulting from capital
transactions                      (1,841,340)    (126,558)     506,633    (4,879,320)  (2,338,606)  (3,545,264)    (181,772)
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------
Total increase (decrease)           (145,292)     (20,879)     656,699    (1,472,260)     574,448   (3,428,819)     (32,778)

NET ASSETS, at beginning
of the year                       12,332,539    3,269,413    1,853,648    30,572,289   11,758,091    6,698,232    1,886,426
                                 ------------  -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS, at end
of the year                      $12,187,247   $3,248,534   $2,510,347   $29,100,029  $12,332,539  $ 3,269,413   $1,853,648
                                 ============  ===========  ===========  ===========  ===========  ============  ===========
                                 ------------

                                   MML
                                  Blend
                                 Division
                                 ------------
Increase (decrease) in net assets
Operations:
Net investment income            $  2,538,525
Net realized gain on investments    1,757,050
Change in net unrealized
appreciation
of investments                      939,006
                                 ------------

Net increase in net assets
resulting from operations          5,234,581
                                 ------------

Capital transactions: (Note 8)
Net contract payments (Note 6)       215,112
Withdrawal of funds               (4,041,646)
Payment of accumulation unit
value fluctuation                    (61,327)
Net charge (credit) to
annuitant mortality fluctuation
reserve (Note 3D)                       (845)
Annuity benefit payments             (24,487)
Withdrawal due to administrative
charges and contingent deferred
sales charges (Note 6)               (31,749)
Divisional transfers                 493,959
                                 ------------

Net increase (decrease) in net
assets
resulting from capital
transactions                      (3,450,983)
                                 ------------
Total increase (decrease)          1,783,598

NET ASSETS, at beginning
of the year                       28,788,691
                                 ------------

NET ASSETS, at end
of the year                      $30,572,289
                                 ============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 -
Flex-Annuity IV (Non-Qualified)

Notes To Financial Statements



1.  HISTORY



  Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") is a separate investment account established on October 14, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 2 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940.


  MassMutual maintains two segments within Separate Account 2. The segments are Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex-Annuity IV (Non-Qualified) segment (the "Segment").


2.  INVESTMENT OF THE SEGMENT'S ASSETS



  The Segment maintains four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.


  MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of six separate series of shares of the MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David L. Babson & Company, Inc. ("Babson"), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.


3.  SIGNIFICANT ACCOUNTING POLICIES



  The following is a summary of significant accounting policies followed consistently by the Segment in the preparation of the financial statements in conformity with generally accepted accounting principles.


  A. Investment Valuation



  The investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.


  B. Accounting For Investments



  Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.


  C. Federal Income Taxes



  Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

  D. Annuitant Mortality Fluctuation Reserve



  The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from the Segment to MassMutual totaled $70,343 and $29,402 for the years ended December 31, 1998 and 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.


  E. Annuity Reserves



  Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.


  F. Estimates



  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


4.  CHARGES FOR MORTALITY AND EXPENSE RISKS



  Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Segment's Contracts.


5.  DISTRIBUTION AGREEMENT



  MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts. MMLISI is the current broker-dealer for the existing contracts.


  Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                                            MML              MML
                                                                             MML           Money           Managed          MML
For The Year Ended                                                         Equity          Market            Bond          Blend
December 31, 1998                                                         Division        Division         Division       Division
-----------------                                                       -----------     -----------      -----------     ----------
Gross contract payments                                                  $  12,566       $(821,324)       $  33,914       $ 771,240
Less deduction for premium taxes                                            10,785        (704,923)          29,108         661,937
                                                                        -----------     -----------      -----------     ----------
Net contract payments                                                    $   1,781       $(116,401)       $   4,806       $ 109,303
                                                                        ===========     ===========      ===========     ==========

Administrative and contingent deferred sales charges                     $   9,142       $   1,569        $   1,527       $  27,375
                                                                        ===========     ===========      ===========     ==========



                                                                                            MML              MML
                                                                             MML           Money           Managed          MML
For The Year Ended                                                         Equity          Market            Bond          Blend
December 31, 1997                                                         Division        Division         Division       Division
-----------------                                                       -----------     -----------      -----------     ----------
Gross contract payments                                                  $  94,151       $  140,373       $  11,613       $ 216,715
Less deduction for premium taxes                                               696            1,038              86           1,603
                                                                        -----------     -----------      -----------     ----------
Net contract payments                                                    $  93,455       $  139,335       $  11,527       $ 215,112
                                                                        ===========     ===========      ===========     ==========

Administrative and contingent deferred sales charges                     $  12,847       $    2,378       $   2,465       $  31,749
                                                                        ===========     ===========      ===========     ==========



7. PURCHASES AND SALES OF INVESTMENTS


                                                                                            MML              MML
                                                                             MML           Money           Managed         MML
For The Year Ended                                                         Equity          Market            Bond         Blend
December 31, 1998                                                         Division        Division         Division      Division
-----------------                                                       -----------     -----------      -----------    ----------
Cost of purchases                                                        $1,799,569      $1,388,020       $916,894       $3,362,036
Proceeds from sales                                                       2,895,266       1,420,421        315,481        5,761,957

8.  NET INCREASE (DECREASE) IN ACCUMULATION UNITS


                                                                                    MML                  MML
                                                                  MML              Money               Managed             MML
For The Year Ended                                              Equity             Market                Bond             Blend
December 31, 1998                                              Division           Division             Division          Division
-----------------                                            ------------       ------------         ------------      ------------
Units purchased                                                    (956)            (52,549)              1,202            21,516
Units withdrawn                                                (186,945)           (130,708)             (9,841)         (734,346)
Units transferred between divisions                              12,704             119,779             137,086          (183,135)
                                                            -------------       ------------         ------------      ------------
Net increase (decrease)                                        (175,196)            (63,478)            128,447          (895,966)

Units, at beginning of the year                               1,252,526           1,467,953             461,926         5,943,641
                                                            -------------       ------------         ------------      ------------
Units, at end of the year                                     1,077,330           1,404,475             590,373         5,047,675
                                                            =============       ============         ============      ============


                                                                                    MML                  MML
                                                                  MML              Money               Managed             MML
For The Year Ended                                              Equity             Market                Bond             Blend
December 31, 1997                                              Division           Division             Division          Division
-----------------                                            ------------       ------------         ------------      ------------
Units purchased                                                  10,422              63,128               3,139              35,300
Units withdrawn                                                (237,757)         (1,687,119)            (44,739)           (885,001)
Units transferred between divisions                             (39,881)            (39,130)             (7,255)            108,272
                                                            -------------       ------------         ------------      ------------
Net decrease                                                   (267,216)         (1,663,121)            (48,855)           (741,429)

Units, at beginning of the year                               1,519,742           3,131,074             510,781           6,685,070
                                                            -------------       ------------         ------------      ------------
Units, at end of the year                                     1,252,526           1,467,953             461,926           5,943,641
                                                            =============       ============         ============      ============




9.  CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2



  As discussed in Note 1, the financial statements only represent activity of the Flex-Annuity IV (Non-Qualified) segment of Separate Account 2. The combined net assets as of December 31, 1998 of Separate Account 2, which includes the segments pertaining to Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified) are as follows:


                                                  MML          MML                   *Oppenheimer   *Oppenheimer *Oppenheimer
                                      MML        Money       Managed        MML         Capital        Global      Strategic
                                     Equity      Market        Bond        Blend      Appreciation    Securities     Bond
                                    Division    Division     Division     Division      Division      Division     Division
                                  ------------ -----------  ----------- ------------  ------------  ------------  ------------
Total Assets                      $596,618,457 $38,051,959  $63,822,955 $617,131,808  $144,292,620  $115,002,229  $52,414,963
Total Liabilities                    2,009,831     348,232      187,024    2,285,207       526,065       400,300      180,296
                                  ------------ -----------  ----------- ------------  ------------  ------------  ------------
Net Assets                        $594,608,626 $37,703,727  $63,635,931 $614,846,601  $143,766,555  $114,601,929  $52,234,667
                                  ============ ===========  =========== ============  ============  ============  ============

Net assets consist of:
----------------------
Accumulation units--Value          592,387,267  37,598,885   63,517,569  613,784,592   143,228,398   114,564,587   52,176,080
Annuity reserves                     2,221,359     104,842      118,362    1,062,009       538,157        37,342       58,587
                                  ------------ -----------  ----------- ------------  ------------  ------------  ------------
Net assets                        $594,608,626 $37,703,727  $63,635,931 $614,846,601  $143,766,555  $114,601,929  $52,234,667
                                  ============ ===========  =========== ============  ============  ============  ============

*Offered on the Flex Extra contracts only

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the related statutory statements of income and changes in policyholders' contingency reserves, and of cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements audited by us do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

In our opinion, the financial statements audited by us present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,

                                                  1998             1997
                                                --------         --------

                                                      (In Millions)
Assets:
Bonds                                        $  25,215.8      $  23,508.2
Common stocks                                      296.3            354.7
Mortgage loans                                   5,916.5          5,245.8
Real estate                                      1,739.8          1,697.7
Other investments                                2,263.7          1,963.8
Policy loans                                     5,224.2          4,950.4
Cash and short-term investments                  1,123.3          1,941.2
                                             -----------      -----------
                                                41,779.6         39,661.8
Other assets                                     1,306.2          1,169.7
                                             -----------      -----------
                                                43,085.8         40,831.5
Separate account assets                         19,589.7         16,803.1
                                             -----------      -----------
                                             $  62,675.5      $  57,634.6
                                             ===========      ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                            December 31,

                                                         1998          1997
                                                       --------      --------

                                                           (In Millions)
Liabilities:
Policyholders' reserves and funds                   $  35,277.0   $  33,783.2
Policyholders' dividends                                1,021.6         954.1
Policyholders' claims and other benefits                  332.4         353.4
Federal income taxes                                      634.9         436.5
Asset valuation and other investment reserves           1,053.4         973.4
Other liabilities                                       1,578.9       1,457.9
                                                    -----------   -----------
                                                       39,898.2      37,958.5
Separate account liabilities                           19,588.5      16,802.8
                                                    -----------   -----------
                                                       59,486.7      54,761.3
Policyholders' contingency reserves                     3,188.8       2,873.3
                                                    -----------   -----------
                                                    $  62,675.5   $  57,634.6
                                                    ===========   ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                           Years Ended December 31,

                                                        1998        1997        1996
                                                      --------    --------    --------

                                                               (In Millions)
Revenue:
Premium income                                       $ 7,482.2   $ 6,764.8   $ 6,328.6
Net investment income                                  2,956.8     2,870.2     2,834.4
Fees and other income                                    154.0       126.7       117.2
                                                     ---------   ---------   ---------
                                                      10,593.0     9,761.7     9,280.2
                                                     ---------   ---------   ---------
Benefits and expenses:
Policyholders' benefits and payments                   5,873.9     6,583.8     6,048.2
Addition to policyholders' reserves and funds          2,299.6       826.8       945.2
Operating expenses                                       509.5       450.8       428.0
Commissions                                              299.3       315.3       335.5
State taxes, licenses and fees                            88.1        81.5        96.4
Merger restructuring costs                                   -           -        66.1
                                                     ---------   ---------   ---------
                                                       9,070.4     8,258.2     7,919.4
                                                     ---------   ---------   ---------
Net gain before federal income taxes and dividends     1,522.6     1,503.5     1,360.8
Federal income taxes                                     199.3       284.4       276.7
                                                     ---------   ---------   ---------
Net gain from operations before dividends              1,323.3     1,219.1     1,084.1
Dividends to policyholders                               982.9       919.5       859.9
                                                     ---------   ---------   ---------
Net gain from operations                                 340.4       299.6       224.2
Net realized capital gain (loss)                          25.4       (42.5)       40.3
                                                     ---------   ---------   ---------
Net income                                           $   365.8   $   257.1   $   264.5
                                                     =========   =========   =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                 Years Ended December 31,

                                                              1998        1997        1996
                                                            --------    --------    --------

                                                                      (In Millions)
Policyholders' contingency reserves,
  beginning of year                                         $2,873.3    $2,638.6    $2,600.9
                                                            --------    --------    --------
Increases (decreases) due to:
  Net income                                                   365.8       257.1       264.5
  Net unrealized capital gain (loss)                            17.4       119.1        (1.7)
  Change in asset valuation and other investment reserves      (81.0)      (76.0)     (142.4)
  Change in prior year policyholders' reserves                   8.6       (55.4)      (72.2)
  Other                                                          4.7       (10.1)      (10.5)
                                                            --------    --------    --------
                                                               315.5       234.7        37.7
                                                            --------    --------    --------
Policyholders' contingency reserves,
  end of year                                               $3,188.8    $2,873.3    $2,638.6
                                                            ========    ========    ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                 Years Ended December 31,

                                                            1998         1997         1996
                                                          --------     --------     --------
                                                                     (In Millions)
Operating activities:
   Net income                                            $   365.8    $   257.1    $   264.5
   Addition to policyholders' reserves and funds,
     net of transfers to separate accounts                 1,472.8        421.3        426.7
   Net realized capital (gain) loss                          (25.4)        42.5        (40.3)
   Other changes                                              15.4       (108.1)      (286.1)
                                                         ---------    ---------    ---------
   Net cash provided by operating activities               1,828.6        612.8        364.8
                                                         ---------    ---------    ---------
Investing activities:
   Loans and purchases of investments                    (15,981.2)   (12,292.7)   (10,171.5)
   Sales or maturities of investments and receipts
      from repayment of loans                             13,334.7     12,545.7      8,539.3
                                                         ---------    ---------    ---------
   Net cash provided by (used in) investing activities    (2,646.5)       253.0     (1,632.2)
                                                         ---------    ---------    ---------
Increase (decrease) in cash and short-term investments      (817.9)       865.8     (1,267.4)
Cash and short-term investments, beginning of year         1,941.2      1,075.4      2,342.8
                                                         ---------    ---------    ---------
Cash and short-term investments, end of year             $ 1,123.3    $ 1,941.2    $ 1,075.4
                                                         =========    =========    =========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

    Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides either directly or through its subsidiaries, a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

    On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a charge to policyholders' contingency reserves.

    On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE.

1.  SUMMARY OF ACCOUNTING PRACTICES

    The accompanying statutory financial statements, have been prepared in conformity with the statutory accounting practices of the NAIC and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and are different in some respects from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"). The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality, morbidity and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requires they be reported at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

    In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in all states and is expected to become effective no later than January 1, 2001. The effect of adopting Codification shall be reported as an adjustment to policyholders' contingency reserves on the effective date. The Company is currently reviewing the impact of Codification; however, since the Division of Insurance of the Commonwealth of Massachusetts has not approved Codification, the ultimate impact cannot be determined at this time.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

    Certain 1997 and 1996 amounts have been reclassified to conform with the current year presentation.

    The following is a description of the Company's principal accounting policies and practices.

A.  Investments

    Bonds and stocks are valued in accordance with rules established by the NAIC. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

    Mortgage loans are valued at unpaid principal net of unamortized premium or discount. The Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $63.5 million in 1998 and $14.2 million in 1997. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

    Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

    Short-term investments are stated at amortized cost, which approximates fair value.

    Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

    In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve ("AVR") and an Interest Maintenance Reserve ("IMR"). The AVR and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments. The IMR captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments and interest related hedging activities. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $189.1 million in 1998, $95.4 million in 1997 and $73.1 million in 1996 were charged to the IMR. Amortization of the IMR into net investment income amounted to $40.3 million in 1998, $31.0 million in 1997, and $26.9 million in 1996.

    Realized capital gains and losses, less taxes, not includible in the IMR, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contractholders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

    Net transfers to separate accounts of $821.3 million, $355.7 million and $636.5 million in 1998, 1997 and 1996, respectively, are included in the addition of policyholders' reserves and funds.

C.  Non-admitted Assets

    Assets designated as "non-admitted" (principally certain furniture, equipment and other receivables) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D.  Policyholders' Reserves and Funds

    Policyholders' reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.75 percent.

    Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee contracts are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $7,734.6 million and $8,077.9 million at December 31, 1998 and 1997, respectively with a fair value of $7,940.6 million and $8,250.0 million at December 31, 1998 and 1997, respectively, as determined by discounted cash flow projections.

    Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

    The Company made certain changes in the valuation of policyholders' reserves which increased policyholders' contingency reserves by $8.6 million in 1998 and decreased policyholders' contingency reserves by $55.4 million and $72.2 million in 1997 and 1996, respectively.

E.  Premium and Related Expense Recognition

    Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Disability income premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F.  Policyholders' Dividends

    The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

   For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

H. Policyholders' Contingency Reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

2. SURPLUS NOTES

   The Company issued surplus notes of $100.0 million at 7.50 percent and $250.0 million at 7.625 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

   All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

   Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1998, 1997 and 1996.

   The proceeds of the notes, less a $24.4 million reserve in 1998, and a $28.3 million reserve in 1997 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as permitted by the Division of Insurance. These surplus note reserves are included in asset valuation and other investment reserves on the Statutory Statement of Financial Position.

3. BENEFIT PLANS

   The Company provides multiple benefit plans to employees, agents and retirees including retirement plans and life and health benefits.

   Retirement Plans

   The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes active employees and retirees previously employed by Connecticut Mutual Life Insurance Company which merged with MassMutual in 1996; the other plan includes all other eligible employees and retirees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions". Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $216.0 million and $157.4 million at December 31, 1998 and 1997, respectively. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1998, and 1997. The assets of the plans are invested in the Company's general account and separate accounts.

   The Company also has defined contribution plans for employees and agents. The Company funds the plans by matching employee contributions, subject to statutory limits. Company contributions and any earnings on them are vested based on years of vesting service using a graduated vesting schedule in 20 percent increments over a five-year period.

   Life and Health

   Life and health insurance benefits are provided to employees and agents through group insurance contracts. Substantially all of the Company's employees and agents may become eligible for continuation of certain of these benefits if they retire as active employees or agents of the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees. The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. During 1998, the Company transferred the administration of the retiree life and health plan benefit obligations and supporting assets to an unconsolidated subsidiary.

   The status of the defined benefit plans as of December 31 is as follows:

                                         Retirement          Life and Health

                                      1998        1997       1998       1997
                                      ----        ----       ----       ----
                                                  (In Millions)
Accumulated benefit obligation
 at December 31                   $   822.8   $   663.1   $  185.6   $  145.9
Fair value of plan assets
 at December 31                     1,160.2     1,154.2       21.0       21.7
                                  ---------   ---------   --------   --------
Funded status                     $   337.4   $   491.1   $ (164.6)  $ (124.2)
                                  =========   =========   ========   ========

The following rates were used in determining the actuarial present value of the accumulated benefit obligations.

                                                      Retirement                 Life and Health

                                                1998             1997          1998           1997
                                                ----             ----          ----           ----
Discount rate                               6.75%             7.25%            6.75%         7.25%
Increase in future compensation
 levels                                     4.00-5.00%        4.00-5.00%       5.00%         5.00-5.50%
Long-term rate of return on assets          9.00-10.00%       9.00-10.00%      6.75%         6.75%
Assumed increases in medical cost
Rates in the first year                         -                -             7.00%         6.25-9.50%
declining to                                    -                -             4.25%         4.75-5.00%
within                                          -                -             5 years       5 years

A one percent increase in the annual assumed inflation rate in medical cost rates would increase the 1998 accumulated postretirement benefit liability and benefit expense by $9.2 million and $1.1 million, respectively. A one percent decrease in the annual assumed inflation rate in medical costs rates would decrease the 1998 accumulated postretirement benefit liability and benefit expense by $8.5 million and $1.0 million, respectively.

   The expense charged to operations for all employee benefit plans is $32.1 million in 1998, $23.9 million in 1997 and $38.1 million in 1996. In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

4. RELATED PARTY TRANSACTIONS

   The company has management and service contracts or cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts or arrangements were $205.0 million and $137.3 million for 1998 and 1997, respectively.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, including stop-loss and modified coinsurance agreements on life insurance products. Total premiums assumed on these agreements were $38.4 million in 1998, $40.9 million in 1997 and $44.1 million in 1996.

5. FEDERAL INCOME TAXES

   Provision for federal income taxes is based upon the Company's estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs and of permanent differences such as the equity tax, resulted in effective tax rates which differ from the statutory tax rate.

   The Company plans to file its 1998 federal income tax return on a consolidated basis with its eligible life affiliates and non-life affiliates. C.M. Life Insurance Company, which is not an eligible life affiliate, files a separate return. The Company and its eligible life insurance and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that affiliates with losses shall be compensated for the use of their losses and credits by other affiliates.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1995 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994. The Company believes adjustments which may result from such examinations will not materially affect its financial position.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1998 or 1997. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   Federal tax payments were $152.4 million in 1998, $353.4 million in 1997 and $330.7 million in 1996.

6. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

    The carrying value and estimated fair value of bonds are as follows:

                                                      December 31, 1998
                                                      -----------------
                                                    Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized       Fair
                                    Value           Gains            Losses         Value
                                  ----------      ----------       ----------     ----------
                                                       (In Millions)
U. S. Treasury securities        $   4,945.3      $    473.0       $   20.4       $   5,397.9
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               41.2             1.5            1.3              41.4
 foreign governments
Mortgage-backed securities           3,734.4           188.0           13.9           3,908.5
State and local governments            360.5            33.2            7.9             385.8
Corporate debt securities           14,133.3           845.3          118.4          14,860.2
Utilities                              885.8           102.6            0.3             988.1
Affiliates                           1,115.3             0.6            0.9           1,115.0
                                 -----------      ----------       --------       -----------
 TOTAL                           $  25,215.8      $  1,644.2       $  163.1       $  26,696.9
                                 ===========      ==========       ========       ===========

                                                       December 31, 1997
                                                       -----------------
                                                     Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized        Fair
                                    Value            Gains           Losses          Value
                                  ----------      ----------       ----------     ----------
                                                         (In Millions)
U. S. Treasury securities        $   6,241.0      $    470.5       $   10.3       $   6,701.2
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               83.5             4.4            3.0              84.9
 foreign governments
Mortgage-backed securities           3,008.7           187.9            9.0           3,187.6
State and local governments            361.9            23.9             .6             385.2
Corporate debt securities           12,148.9           765.2           46.9          12,867.2
Utilities                              871.8           100.1            2.2             969.7
Affiliates                             792.4             2.8            1.0             794.2
                                 -----------      ----------       --------       -----------
 TOTAL                           $  23,508.2      $  1,554.8       $   73.0       $  24,990.0
                                 ===========      ==========       ========       ===========

   The carrying value and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                     Estimated
                                                    Carrying           Fair
                                                     Value             Value
                                                   ---------         ---------
                                                          (In Millions)
     Due in one year or less                       $   556.5         $   560.7
     Due after one year through five years           4,150.6           4,270.5
     Due after five years through ten years          8,622.8           9,045.0
     Due after ten years                             5,319.5           5,999.6
                                                   ---------         ---------
                                                    18,649.4          19,875.8
     Mortgage-backed securities, including
      securities guaranteed by the U.S.
      Government                                     6,566.4           6,821.1
                                                   ---------         ---------
      TOTAL                                        $25,215.8         $26,696.9
                                                   =========         =========


   Proceeds from sales of investments in bonds were $11,663.4 million during 1998, $11,427.8 million during 1997 and $6,390.7 million during 1996. Gross capital gains of $331.8 million in 1998, $200.7 million in 1997 and $188.8 million in 1996 and gross capital losses of $47.3 million in 1998, $68.8 million in 1997 and $255.5 million in 1996 were realized on those sales, portions of which were included in the IMR. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix and quoted market prices for publicly traded bonds.

B. Stocks

   Common stocks, except for unconsolidated subsidiaries, had a cost of $238.4 million in 1998 and $250.3 million in 1997.

C. Mortgages

   The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, was $6,178.8 million and $5,039.1 million at December 31, 1998 and 1997, respectively.

   The Company had restructured loans with book values of $126.6 million, and $202.3 million at December 31, 1998 and 1997, respectively. These loans typically have been modified to defer a portion of the contractual interest payments to future periods. Interest deferred to future periods totaled $0.1 million in 1998, $5.1 million in 1997 and $2.2 million in 1996. At December 31, 1998, scheduled commercial mortgage loan maturities were as follows:
   1999 - $341.0 million; 2000 - $333.0 million; 2001 - $305.2 million; 2002 -
   $210.6 million; 2003 - $299.0 million; and $3,106.4 million thereafter.

D. Policy Loans

   Policy loans are recorded at cost as it is not practicable to determine the fair value since they do not have a stated maturity.

E. Other

   Preferred stocks in good standing had fair values of $116.0 million in 1998 and $145.5 million in 1997, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks.

   The carrying value of investments which were non-income producing for the preceding twelve months was $13.2 million and $5.7 million at December 31, 1998 and 1997, respectively.

7. PORTFOLIO RISK MANAGEMENT

   The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these financial instruments, described below, which are not recorded in the financial statements, unless otherwise noted, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Gains and losses realized on the termination of contracts are deferred and amortized through the IMR over the remaining life of the associated contract. IMR amortization is included in net investment income on the Statutory Statement of Income. Net amounts receivable and payable are accrued as adjustments to investment income and included in other assets on the Statutory Statement of Financial Position. At December 31, 1998 and 1997, the Company had swaps with notional amounts of $4,382.0 million and $3,220.2 million, respectively. The fair values of these instruments were $84.1 million at December 31, 1998 and $20.9 million at December 31, 1997.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are amortized into investment income over the life of the contract on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are deferred and amortized through the IMR over the remaining life of the option contract. At December 31, 1998 and 1997, the Company had option contracts with notional amounts of $12,704.4 million and $5,388.2 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $92.5 million and $59.0 million, which had fair values of $161.9 million and $99.6 million at December 31, 1998 and 1997, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into investment income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to investment income and included in the Statutory Statement of Financial Position as other assets. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are deferred and amortized through the IMR over the remaining life of the associated cap or floor agreement. At December 31, 1998 and 1997, the company had agreements with notional amounts of $4,337.9 million and $3,348.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.7 million and $18.2 million at December 31, 1998 and 1997, respectively. The fair values of these instruments were $43.9 million and $23.4 million at December 31, 1998 and 1997, respectively.

   The Company enters into forward U.S. Treasury, and Government National Mortgage Association ("GNMA") and Federal National Home Mortgage Association ("FNMA") commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the IMR over the remaining life of the asset. At December 31, 1998 and 1997, the Company had U. S. Treasury, GNMA and FNMA purchase commitments which will settle during the following year with contractual amounts of $603.4 million and $1,100.7 million, respectively. The fair values of these commitments were $604.1 million and $1,117.6 million, including net unrealized gains of $0.7 million and $16.9 million at December 31, 1998 and 1997, respectively.

   The Company utilizes other agreements to reduce exposures to various risks. Notional amounts relating to these agreements totaled $384.2 million and $385.6 million at December 31, 1998 and 1997, respectively. The fair values of these instruments resulted in an unrealized gain of $7.2 million at December 31, 1998 and an unrealized loss of $6.8 million at December 31, 1997.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $272.5 million and $146.7 million at December 31, 1998 and 1997, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, collateral positions have been obtained with counterparties when considered prudent.

8. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   MassMutual has two primary insurance subsidiaries, C.M. Life, which primarily writes variable annuities and universal life insurance, and MML Bay State, which primarily writes variable life and annuity business. MassMutual's wholly-owned non-insurance subsidiary MassMutual Holding Company, Inc. ("MMHC") owns subsidiaries which include retail and institutional asset management, registered broker dealer and international life and annuity operations.

   MassMutual accounts for the value of its investments in subsidiaries at their underlying net equity. Operating results for such subsidiaries are reflected as net unrealized capital gains in the Statement of Changes in Policyholders' Contingency Reserves. Net investment income is recorded by MassMutual to the extent that dividends are declared by the subsidiaries. The Company holds debt issued by MMHC and its subsidiaries of $1,111.3 million and $792.4 million at December 31, 1998 and 1997, respectively.

   Below is summarized financial information for the unconsolidated subsidiaries as of December 31 and for the year then ended:

                                                  1998            1997
                                                --------        --------
                                                     (In Millions)
   Domestic Life Insurance Subsidiaries:

     Total revenue                            $  1,151.4      $  1,086.9
     Net income (loss)                        $     (3.2)     $      1.1
     Assets                                   $  4,741.4      $  3,766.8
   Other Subsidiaries:

     Total revenue                            $  1,137.4      $    967.2
     Net income                               $     73.6      $     75.4
     Assets                                   $  2,839.5      $  2,018.8

9.  REINSURANCE

    The Company has reinsurance agreements with other insurance companies in the normal course of business. In addition, the Company cedes the remainder of its group life and health business to UniCARE. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Total premiums ceded were $183.9 million in 1998, $294.6 million in 1997 and $793.5 million in 1996.

10. BUSINESS RISKS AND CONTINGENCIES

    The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

    The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. SUBSIDIARIES AND AFFILIATED COMPANIES

    A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1998 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

    Parent
    ------
    Massachusetts Mutual Life Insurance Company

    Subsidiaries of Massachusetts Mutual Life Insurance Company
    -----------------------------------------------------------
     CM Assurance Company
     CM Benefit Insurance Company
     C.M. Life Insurance Company
     MassMutual Holding Company
     MassMutual of Ireland, Limited
     MML Bay State Life Insurance Company
     MML Distributors, LLC
     MassMutual Mortgage Finance, LLC

         Subsidiaries of MassMutual Holding Company
         ------------------------------------------
         GR Phelps & Co., Inc.
         MassMutual Holding Trust I
         MassMutual Holding Trust II
         MassMutual Holding MSC, Inc.
         MassMutual International, Inc.
         MML Investor Services, Inc.

         Subsidiaries of MassMutual Holding Trust I
         ------------------------------------------
         Antares Capital Corporation - 99.4%
         Charter Oak Capital Management, Inc. - 80.0%
         Cornerstone Real Estate Advisors, Inc.
         DLB Acquisition Corporation - 85.8%
         Oppenheimer Acquisition Corporation - 89.36%

         Subsidiaries of MassMutual Holding Trust II
         -------------------------------------------
         CM Advantage, Inc.
         CM International, Inc.
         CM Property Management, Inc.
         HYP Management, Inc.
         MMHC Investments, Inc.
         MML Realty Management
         Urban Properties, Inc.
         MassMutual Benefits Management, Inc.

         Subsidiaries of MassMutual International, Inc.
         ----------------------------------------------
         Compensa de Seguros de Vida S.A. - 33.5%
         MassLife Seguros de Vida (Argentina) S.A.
         MassMutual International (Bermuda) Ltd.
         Mass Seguros de Vida (Chile) S.A. - 33.5%
         MassMutual International (Luxembourg) S.A.

         MassMutual Holding MSC, Inc.
         ----------------------------
         MassMutual Corporate Value Limited - 40.93%
         9048 - 5434 Quebec, Inc.
         1279342 Ontario Limited

   Affiliates of Massachusetts Mutual Life Insurance Company
   ---------------------------------------------------------
   MML Series Investment Fund
   MassMutual Institutional Funds
   Oppenheimer Value Stock Fund

                                    Part C
                               Other Information


Item 24. Financial Statements and Exhibits
         ---------------------------------


     (a)  Financial Statements:


          Financial Statements Included in Part A
          ---------------------------------------

          Condensed Financial Information

          Financial Statements Included in Part B
          ---------------------------------------

          The Registrant
          --------------


          Report of Independent Accountants
          Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the years ended December 31, 1998, and 1997
          Notes to Financial Statements

          The Depositor
          -------------


          Report of Independent Accountants
          Statutory Statement of Financial Position as of December 31, 1998 and 1997
          Statutory Statement of Income for the years ended December 31, 1998, 1997 and 1996
          Statutory Statement of Changes in Policyholders' Contingency Reserves for the years ended December 31, 1998, 1997 and 1996
          Statutory Statement of Cash Flows for the years ended
          December 31, 1998, 1997 and 1996
          Notes to Statutory Financial Statements


     (b)  Exhibits:


          Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Registration Statement File No. 2-75412, filed and effective May 1, 1998.


          Exhibit 2   None


          Exhibit 3 (i) Copy of Distribution Agreement between the Registrant and MML Investors Services, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Registration Statement File No. 2-75412, filed and effective May 1, 1998.

                      (ii) None


          Exhibit 4 (i) Form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Registration Statement File No. 2-75412, filed and effective May 1, 1998.


          Exhibit 5 Form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract in Exhibit 4 above, incorporated by reference to Registrant's Post-Effective Amendment No. 17 to Registration Statement File No. 2-75412, filed and effective May 1, 1998.

          Exhibit 6 (i) Copy of the Charter of Incorporation of Massachusetts Mutual Life Insurance Company, incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.


                      (ii) Copy of the By-Laws of Massachusetts Mutual Life Insurance Company incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.


          Exhibit 7   None


          Exhibit 8   None


          Exhibit 9   Opinion of and Consent of Counsel.*


          Exhibit 10  (i) Consent of Independent Accountants,
                      PricewaterhouseCoopers LLP.*


                      (ii) Powers of Attorney, incorporated by reference to Initial Registration Statement No. 333-22557, filed on January 28, 1997.


                      (iii) Powers of Attorney for Robert J. O'Connell and Thomas B. Wheeler, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-65887, filed on Form S-2 on January 28, 1999.


                      (ii) Powers of Attorney for Roger G. Ackerman, incorporated by reference to Registration Statement File No. 333-45039, filed on June 4, 1998.


          Exhibit 11  None


          Exhibit 12  None

          Exhibit 13 Copy of the form of Schedule of Computation of Performance, incorporated by reference to Registrants Post Effective Amendment No. 16 to File No. 2-75412.


          Exhibit 14  None


          * Filed herewith


Item 25.  Directors and Executive Officers of MassMutual
          ----------------------------------------------


          The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.



                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

----------------------------------------------------------------------------------------------------------------------------------
Name, Position, Business Address                  Principal Occupation(s ) During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director                       Corning, Inc.
One Riverfront Plaza, HQE 2                        Chairman and Chief Executive Officer (since 1996)
Corning, NY 14831                                  President and Chief Operating Officer (1990-1996)
----------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                          Resolute Partners, LLC
2 Soundview Drive                                  Chairman (since 1997), Founder (1994)
Greenwich, CT 06836                                President (1994-1997)
                                                  Blackstone Group
                                                   General Partner (1988-1994)
----------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                               Computer Projections, Inc.
733 SW Vista Avenue                               Chairman, President and CEO (since 1991)
Portland, OR 97205
----------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director                    SBC Communications Inc.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
175 East Houston, Room 5-A-70                      Senior Vice President - Regulatory and Public Affairs (since 1998)
San Antonio, TX 78205                              Senior Vice President and Assistant General Counsel (1995-1998)
                                                  Sullivan & Cromwell
                                                   Special Counsel (1993-1995)
                                                  U.S. Department of State
                                                   Asst. Secy. of State for Human Rights and Human. Affrs. (1992-1993)
----------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                           The Brookings Institution
1775 Massachusetts Ave., N.W.                     Senior Fellow (since 1977)
Washington, DC 20036-2188
----------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                         Ocean Energy, Inc.
1201 Louisiana, Suite 1400                         Vice Chairman (since 1998)
Houston, TX 77002-5603                            United Meridian Corporation
                                                   President and Chief Operating Officer (1996-1998)
                                                  Texaco, Inc.
                                                   Senior Vice President (1987-1996)
----------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                        Yale University School of Forestry and Environmental Studies
31 Pound Foolish Lane                              Senior Fellow (since 1995)
Glastonbury, CT 06033                             Northeast Utilities
                                                   Chairman of the Board (1993-1995) and Chief Executive
                                                   Officer (1983-1993)
----------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                         Resolute Partners LLC
1 State Street, Suite 2310                         Partner (since 1997)
Hartford, CT 06103                                State Board of Trustees for the Hartford School System
                                                   Chairman (since 1997)
                                                  Heublein, Inc.
                                                   President and Chief Executive Officer (1987-1996)
----------------------------------------------------------------------------------------------------------------------------------

Charles K. Gifford, Director                      BankBoston, N.A.
100 Federal Street                                 Chairman and Chief Executive Officer (since 1996)
Boston, MA 02110                                   President (1989-1996)
                                                  BankBoston Corporation
                                                   Chairman (since 1998) and Chief Executive Officer (since 1995)
                                                   President (1989-1996)
----------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director                       Griggs & Santow, Inc.
75 Wall Street, 20th Floor                         Managing Director (since 1983)
New York, NY 10005
----------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                        Pitney Bowes
One Landmark Square, Suite 1905                    Chairman, President and CEO (1983-1996)
Stamford, CT 06901
----------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director                  Director of various corporations (since 1972)
1700 Old Welsh Road
Huntingdon Valley, PA 19006

----------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                        Lubar & Co. Incorporated
700 North Water Street, Suite 1200                 Chairman (since 1977)
Milwaukee, WI 53202
----------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director                    Lucent Technologies
5 Peacock Lane                                     Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299                    AT&T Multimedia Products Group
                                                   Executive Vice President and CEO (1994-1996)
                                                  AT&T Network Systems Group
                                                   Executive Vice President and CEO (1993-1994)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Group Executive and President (1989-1993)
----------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                            Peach State Real Estate Holding Company
55 Sandy Hook Road - North                            Managing Partner (since 1984)
Sarasota, FL 34242
----------------------------------------------------------------------------------------------------------------------------------
Robert J. O'Connell, Director, President             MassMutual
and Chief Executive Officer                           President and Chief Executive Officer (since 1999)
1295 State Street                                    American International Group, Inc.
Springfield, MA 01111                                 Senior Vice President (1991-1998)
                                                     AIG Life Companies
                                                      President and Chief Executive Officer (1991-1998)
----------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director and                      MassMutual
Chairman of the Board                                 Chairman of the Board (since 1996)
1295 State Street                                     President (1988-1996) and Chief Executive Officer (1988-1999)
Springfield, MA 01111
----------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                            The Gillette Company
Prudential Tower                                      Chairman and Chief Executive Officer (since 1991)
Boston, MA 02199
----------------------------------------------------------------------------------------------------------------------------------

Executive Vice Presidents:

----------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                             MassMutual
1295 State Street                                     Executive Vice President and General Counsel (since 1993)
Springfield, MA 01111                                 Senior Vice President and Deputy General Counsel (1992-1993)
----------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                                      MassMutual
1295 State Street                                     Executive Vice President and Chief Information Officer (since 1997)
Springfield, MA 01111                                 Senior Vice President (1990-1997)
----------------------------------------------------------------------------------------------------------------------------------
John B. Davies                                       MassMutual
1295 State Street                                     Executive Vice President (since 1994)
Springfield, MA 01111                                 Associate Executive Vice President (1994-1994)
                                                      General Agent (1982-1993)

----------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                                 MassMutual
1295 State Street                                     Executive Vice President (since 1994)
Springfield, MA 01111                                 Corporate Financial Operations (1994-1997)
                                                      Senior Vice President (1991-1994)
----------------------------------------------------------------------------------------------------------------------------------
James E. Miller                                      MassMutual
1295 State Street                                     Executive Vice President (since 1997 and 1987-1996)
Springfield, MA 01111                                UniCare Life & Health
                                                      Senior Vice President (1996-1997)
----------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                                       MassMutual
1295 State Street                                     Executive Vice President (since 1997)
Springfield, MA 01111                                David L. Babson & Co., Inc.
                                                      Executive Vice President and Chief Operating Officer (1995-1997)
                                                     Concert Capital Management, Inc.
                                                      Chief Operating Officer (1993-1995)
                                                     Liberty Financial Companies
                                                      Senior Vice President and Chief Financial Officer (1977-1993)
----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                                  MassMutual
1295 State Street                                     Executive Vice President and Chief Financial Officer (since 1997)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Springfield, MA 01111                                HealthSource
                                                      Chief Financial Officer (1996-1996)
                                                     Coopers & Lybrand
                                                      Partner (1990-1996)
----------------------------------------------------------------------------------------------------------------------------------


Item 26.  Persons Controlled by or Under Common Control with the Depositor or
          -------------------------------------------------------------------
          Registrant
          ----------

          The assets of the Registrant, under state law, are assets of MassMutual.


     The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.


     The following entities are, or may be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.


               MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                         CORPORATE ORGANIZATION



A.   DIRECT SUBSIDIARIES OF MASSMUTUAL



     MassMutual is the sole owner of each subsidiary unless otherwise indicated.



1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual - 99%; G.R. Phelps & Co., Inc. - 1%)

6. MassMutual of Ireland, Limited, a corporation organized in the Republic of Ireland which formerly operated to provide claims service to holders of MassMutual group life and accident and health insurance contracts. This subsidiary is inactive and will be dissolved in the near future.

7. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities.


8. MassMutual Mortgage Finance, LLC, a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.


B.   MASSMUTUAL HOLDING COMPANY GROUP



     MassMutual Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. G.R. Phelps & Co, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer. This subsidiary is inactive and expected to be dissolved.

2. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. (MassMutual Holding Company - 86%; G.R. Phelps & Co., Inc. - 14%)

3. MassMutual Holding MSC, Inc., a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under Chapter 63 of the Massachusetts General Laws.

4. MassMutual Holding Trust I, a Massachusetts business trust which operates as a holding company for separately-staffed MassMutual investment subsidiaries.

5. MassMutual Holding Trust II, a Massachusetts business trust which operates as a holding company for non-staffed MassMutual investment subsidiaries.


6. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations.


C.   MML INVESTORS SERVICES, INC. GROUP



     Set forth below are the direct and indirect subsidiaries of MML Investors Services, Inc. The parent is the sole owner of each subsidiary unless otherwise indicated.



Direct Subsidiaries of MML Investors Services, Inc.
---------------------------------------------------


1. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker.

2. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Security Corporation" under Section 63 of the Massachusetts General Laws.


Direct Subsidiaries of MML Insurance Agency, Inc.
-------------------------------------------------


1. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker.

2. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker.

3. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation which operates as an insurance broker.

4. MML Insurance Agency of Nevada, Inc., a Nevada corporation which operates as an insurance broker.

5. MML Insurance Agency of Ohio, Inc. an Ohio corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through a voting trust agreement.)


6. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.)


D.   MASSMUTUAL HOLDING MSC, INC. GROUP

     MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.



1. MassMutual Corporate Value Limited, a Cayman Islands corporation which holds a 90% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

2. 9048-5434 Quebec, Inc., a Canadian corporation which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada.


3. 1279342 Ontario Limited, a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.


E.   MASSMUTUAL HOLDING TRUST I GROUP



     Set forth below are the direct and indirect subsidiaries and affiliates of MassMutual Holding Trust I. The parent is the sole owner of each subsidiary unless otherwise indicated.



Direct Subsidiaries of MassMutual Holding Trust I
-------------------------------------------------



1. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Trust I - 99%)

2. Charter Oak Capital Management, Inc., a Delaware corporation which operates as a manager of institutional investment portfolios. (MassMutual Holding Trust I - 80%)

3. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser.

4. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding Trust I - 85%).


5. Oppenheimer Acquisition Corp., a Delaware corporation which operates as a holding company for the Oppenheimer companies (MassMutual Holding Trust I
     - 89%).


Direct Subsidiary of DLB Acquisition Corporation
------------------------------------------------



David L. Babson and Company Incorporated, a Massachusetts corporation which operates as an investment adviser.


Direct Affiliates of David L. Babson and Company Incorporated
-------------------------------------------------------------



1. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer.

2. Babson-Stewart Ivory International, a Massachusetts general partnership which operates as an investment adviser. (David L. Babson and Company Incorporated - 50%).


3. Potomac Babson Incorporated, a Massachusetts corporation which operates as an investment adviser (David L. Babson and Company Incorporated - 60%).


Direct Subsidiary of Oppenheimer Acquisition Corp.
--------------------------------------------------



OppenheimerFunds, Inc., a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

Direct Subsidiaries of OppenheimerFunds, Inc.
---------------------------------------------



1. Centennial Asset Management Corporation, a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

2. HarbourView Asset Management Corporation, a New York corporation which operates as an investment adviser.

3. OppenheimerFunds Distributor, Inc., a New York corporation which operates as a securities broker-dealer.

4. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company.

5. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

6. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds.


7. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.


Direct Subsidiary of Centennial Asset Management Corporation
------------------------------------------------------------



Centennial Capital Corporation, a Delaware corporation which formerly sponsored a unit investment trust.


Direct Affiliate of Cornerstone Real Estate Advisers, Inc.
----------------------------------------------------------



Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P.
(Cornerstone Real Estate Advisers, Inc. - 50%; MML Realty Management Corporation
- 50%).


F.   MASSMUTUAL HOLDING TRUST II GROUP



     MassMutual Holding Trust II is the sole owner of each subsidiary.



1. CM Advantage, Inc., a Connecticut corporation which serves as a general partner of real estate limited partnerships. The subsidiary is largely inactive and will be dissolved in the near future.

2. CM International, a Delaware corporation which is the issuer of collateralized mortgage obligation securities.

3. CM Property Management, Inc., a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

4. HYP Management, Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC, a high yield bond fund.


5. MassMutual Benefits Management, Inc., a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

6. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.


7. MML Realty Management Corporation, a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.


8. Urban Properties, Inc., a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.


Direct Affiliate of MMHC Investment, Inc.
-----------------------------------------



MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc. - 50%)


Direct Affiliate of MML Realty Management Corporation
-----------------------------------------------------



Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (MML Realty Management Corporation - 50%; Cornerstone Real Estate Advisers, Inc. - 50%).


G.   MASSMUTUAL INTERNATIONAL, INC. GROUP



     Set forth below are the direct or indirect subsidiaries and affiliates of MassMutual International, Inc. The parent is the sole owner of each subsidiary or affiliate unless otherwise indicated.



Direct Affiliates of MassMutual International, Inc.
---------------------------------------------------



1. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

2. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

3. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda which operates as a life insurance company.

4. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)


5. MassLife Seguros de Vida, S.A., a corporation organized in the Argentine Republic which operates as a life insurance company. (MassMutual International, Inc. - 99.9%)


Direct Subsidiaries of MassMutual Internacional (Argentina) S.A.
----------------------------------------------------------------



MassMutual Services S.A., a corporation organized in the Argentine Republic which operates as a service company. (MassMutual Internacional (Argentina) S.A.
- 99%; MassMutual International, Inc. - 1%)


Direct Affiliate of MassMutual Internacional (Chile) S.A.
---------------------------------------------------------

1. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile which operates as a life insurance company. (MassMutual Internacional (Chile) S.A. - 33.5%)


2. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional (Chile) S.A. - 33.5%)


Direct Subsidiary of Origen Inversiones S.A.
--------------------------------------------



Compania de Seguros Vida Corp S.A., corporation organized in the Republic of Chile which operates as an insurance company. (Origen Inversiones S.A. - 99%)


H.   REGISTERED INVESTMENT COMPANY AFFILIATES



     Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.



1. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series of shares issued by the fund.

2. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual and certain of its affiliates.

3. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

4. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.


5. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

6. Oppenheimer Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. MassMutual and affiliates own a majority of certain series of shares issued by the fund.


7. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.


Item 27.  Number of Contract Owners
          -------------------------


          As of February 26, 1999, 12,057 Separate Account 1 Contracts were in force.


Item 28.  Indemnification
          ---------------


          MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, 12 unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


       (a) MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.


       (b)(1) MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwritier.

                                    OFFICERS AND MEMBER REPRESENTATIVES
                                    MML DISTRIBUTORS, LLC


Kenneth M. Rickson                  Member Representative                                 One Monarch Place
                                    G.R. Phelps & Co., Inc.                               1414 Main Street
                                                                                          Springfield, MA 01144-1013

Margaret Sperry                     Member Representative                                 1295 State Street
                                    Massachusetts Mutual                                  Springfield, MA 01111-0001
                                    Life Insurance Co.

Kenneth M. Rickson                  Chief Executive Officer,                              One Monarch Place
                                    President, and Main OSJ                               1414 Main Street
                                    Supervisor                                            Springfield, MA 01144-1013

John E. Forrest                     Vice President                                        One Monarch Place
                                                                                          1414 Main Street
                                                                                          Springfield, MA 01144-1013

Michael L. Kerley                   Vice President                                        One Monarch Place
                                    Assistant Secretary                                   1414 Main Street
                                                                                          Springfield, MA 01144-1013

Ronald E. Thomson                   Vice President                                        One Monarch Place
                                                                                          1414 Main Street
                                                                                          Springfield, MA 01144-1013

James T. Bagley                     Treasurer                                             1295 State Street
                                                                                          Springfield, MA 01111

Bruce C. Frisbie                    Assistant Treasurer                                   1295 State Street
                                                                                          Springfield, MA 01111-0001

Raymond W. Anderson                 Assistant Treasurer                                   140 Garden Street
                                                                                          Hartford, CT 06154

Ann F. Lomeli                       Secretary                                             1295 State Street
                                                                                          Springfield, MA 01111-0001

Marilyn A. Sponzo                   Chief Legal Officer                                   One Monarch Place
                                    Assistant Secretary                                   1414 Main Street
                                                                                          Springfield, MA 01144-1013

Robert Rosenthal                    Compliance Officer                                    One Monarch Place
                                                                                          1414 Main Street
                                                                                          Springfield, MA 01144-1013

Melissa Thompson                    Registration Manager                                  One Monarch Place

                                                                                          1414 Main Street
                                                                                          Springfield, MA 01144-1013

Ruth B. Howe                        Director of Continuing                                One Monarch Place
                                    Education                                             1414 Main Street
                                                                                          Springfield, MA 01144-1013

Peter D. Cuozzo                     Variable Life Supervisor and                          140 Garden Street
                                    Hartford OSJ Supervisor                               Hartford, CT 06154

Anne Melissa Dowling                Large Corporate Markets                               140 Garden Street
                                    Supervisor                                            Hartford, CT 06154

(b)(2) MML Investors Services, Inc. is the co-underwriter of the contracts. The following people are the officers and directors of the co-underwriter.

                                MML INVESTORS SERVICES, INC.
                                OFFICERS AND DIRECTORS

OFFICER                                                                          BUSINESS ADDRESS
-------                                                                          ----------------

Kenneth M. Rickson                                                               One Monarch Place
President                                                                        1414 Main Street
                                                                                 Springfield, MA 01144-1013

Michael L. Kerley                                                                One Monarch Place
Vice President, Chief Legal Officer,                                             1414 Main Street
Chief Compliance Officer, Assistant Secretary                                    Springfield, MA 01144-1013

Ronald E. Thomson                                                                One Monarch Place
Vice President, Treasurer                                                        1414 Main Street
                                                                                 Springfield, MA 01144-1013

Ann F. Lomeli                                                                    1295 State Street
Secretary/Clerk                                                                  Springfield, MA 01111

John E. Forrest                                                                  One Monarch Place
Vice President                                                                   1414 Main Street
National Sales Director                                                          Springfield, MA 01144-1013

Marilyn A. Sponzo                                                                One Monarch Place
Assistant Secretary                                                              1414 Main Street
                                                                                 Springfield, MA 01144-1013

James Furlong                                                                    One Monarch Place
Chief Operations Officer                                                         1414 Main Street
                                                                                 Springfield, MA 01144-1013

James T. Bagley                                                                  One Monarch Place
Controller                                                                       1414 Main Street
                                                                                 Springfield, MA 01144-1013

David Deonarine                                                                  One Monarch Place
Sr. Registered Options Principal                                                 1414 Main Street
Compliance Registered Options Principal                                          Springfield, MA 01144-1013

Nicholas J. Orphan                                                               245 Peach Tree Center Ave., Suite 2330
Regional Supervisor (South)                                                      Atlanta, GA 30303

Robert W. Kumming                                                                1295 State Street
Retirement Services Regional Supervisor (East/Central)                           Springfield, MA 01111

Peter J. Zummo                                                                   1295 State Street
Retirement Services Regional Supervisor(South/West)                              Springfield, MA 01111

Bruce Lukowiak                                                                   6263 North Scottsdale Rd., Suite 222
Regional Supervisor (West)                                                       Scottsdale, AZ 85250

Gary L. Greenfield                                                               1 Lincoln Center, Suite 1490
Regional Supervisor (Central)                                                    Oakbrook Terrace, IL 60181

Burvin E. Pugh, Jr.                                                              1295 State Street
Chief Agency Field Force Supervisor                                              Springfield, MA 01111

John P. McCloskey                                                                1295 State Street
Regional Supervisor (East)                                                       Springfield, MA 01144

Robert J. O'Connell                                                              1295 State Street
Chairman of the Board of Directors                                               Springfield, MA 01144

Susan Alfano                                                                     1295 State Street
Director                                                                         Springfield, MA 01111

Lawrence V. Burkett, Jr.                                                         1295 State Street
Director                                                                         Springfield, MA 01111

John B. Davies                                                                   1295 State Street
Director                                                                         Springfield, MA 01111

Anne Melissa Dowling                                                             140 Garden Street
Director                                                                         Hartford, CT 01654

Gary T. Huffman                                                                  1295 State Street
Director                                                                         Springfield, MA 01111

Douglas J. Jangraw                                                               140 Garden Street
Director                                                                         Hartford, CT 01654

Burvin E. Pugh, Jr.                                                              1295 State Street
Director                                                                         Springfield, MA 01111



(c) See the section captioned "Distribution" in the Statement of Additional Information.



Item 30. Location of Accounts and Records
         --------------------------------


          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.


Item 31. Management Related Services
         ---------------------------

         None

Item 32. Undertakings
         ------------


     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant asserts that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.


     (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible purchase payment individual variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by Massachusetts Mutual Life Insurance Company.


                                SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 1, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 18 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 18 to Registration Statement No. 2-75412 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 22nd day of April, 1999.


          MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1


          MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
          (Depositor)


          By: /s/ Robert J. O'Connell*
              --------------------------------------
          Robert J. O'Connell, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe   On April 22, 1999, as Attorney-in-Fact pursuant to
-------------------   powers of attorney incorporated by reference.
*Richard M. Howe


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to Registration Statement No. 2-75412 has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                                                  Date

/s/ Robert J. O'Connell*                 President and Chief Executive Officer                  April 22, 1999
------------------------
Robert J. O'Connell

/s/ Joseph M. Zubretsky*                 Executive Vice President,                              April 22, 1999
------------------------                 Chief Financial Officer &
Joseph M. Zubretsky                      Chief Accounting Officer


/s/ Roger G. Ackerman*                   Director                                               April 22, 1999
----------------------
Roger G. Ackerman

/s/ James R. Birle*                      Director                                               April 22, 1999
-------------------
James R. Birle

/s/ Gene Chao*                           Director                                               April 22, 1999
--------------
Gene Chao, Ph.D.


/s/ Patricia Diaz Dennis*                Director                                               April 22, 1999
-------------------------
Patricia Diaz Dennis

s/ Anthony Downs*                        Director                                               April 22, 1999
-----------------

Anthony Downs

/s/ James L. Dunlap*                      Director                                                    April 22, 1999
--------------------
James L. Dunlap

/s/ William B. Ellis*                     Director                                                    April 22, 1999
---------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*                      Director                                                    April 22, 1999
--------------------
Robert M. Furek

/s/ Charles K. Gifford*                   Director                                                    April 22, 1999
-----------------------
Charles K. Gifford

/s/ William N. Griggs*                    Director                                                    April 22, 1999
----------------------
William N. Griggs

/s/ George B. Harvey*                     Director                                                    April 22, 1999
---------------------
George B. Harvey


/s/ Barbara B. Hauptfuhrer*               Director                                                    April 22, 1999
---------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*                     Director                                                    April 22, 1999
---------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*                 Director                                                    April 22, 1999
-------------------------
William B. Marx, Jr.

/s/ John F. Maypole*                      Director                                                    April 22, 1999
--------------------
John F. Maypole

/s/ Thomas B. Wheeler*                    Director                                                    April 22, 1999
----------------------
Thomas B. Wheeler

/s/ Alfred M. Zeien*                      Director                                                    April 22, 1999
--------------------
Alfred M. Zeien

/s/ Richard M. Howe                       On April 22, 1999, as Attorney-in-Fact pursuant to
-------------------                       powers of attorney.
*Richard M. Howe

                   REPRESENTATION BY REGISTRANT'S COUNSEL
                   --------------------------------------


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 18 to Registration Statement No. 2-75412, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.




                            /s/ James M. Rodolakis
                            ----------------------
                            James M. Rodolakis
                            Counsel
                            Massachusetts Mutual Life
                            Insurance Company

                                EXHIBIT LIST


Exhibit 9  Opinion of and Consent of Counsel.


Exhibit 10(i) Consent of Independent Accountants, PricewaterhouseCoopers LLP.